UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 4.3%
Honeywell International, Inc.	11,698	$1,363,870
MTU Aero Engines Holding AG	3,861	390,568
United Technologies Corp.	6,003	609,905

		$2,364,343

Airlines – 0.5%
Aena S.A.	1,742	$256,938

Alcoholic Beverages – 6.1%
AmBev S.A.	47,368	$288,681
Carlsberg A.S., “B”	5,106	486,880
Diageo PLC	37,193	1,065,631
Heineken N.V.	6,409	563,796
Pernod Ricard S.A.	8,186	968,771

		$3,373,759

Apparel Manufacturers – 3.1%
Burberry Group PLC	16,553	$295,867
Compagnie Financiere Richemont S.A.	7,539	459,402
LVMH Moet Hennessy Louis Vuitton S.A.	5,602	955,278

		$1,710,547

Automotive – 1.1%
Delphi Automotive PLC	4,703	$335,418
Harley-Davidson, Inc.	5,334	280,515

		$615,933

Broadcasting – 7.3%
Omnicom Group, Inc.	6,840	$581,400
Time Warner, Inc.	18,379	1,463,152
Walt Disney Co.	12,005	1,114,784
WPP PLC	36,070	848,083

		$4,007,419

Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG (a)	3,403	$275,812
Franklin Resources, Inc.	13,117	466,572

		$742,384

Business Services – 5.8%
Accenture PLC, “A”	10,748	$1,313,083
Adecco S.A.	6,720	378,367
Brenntag AG	3,523	192,357
Cognizant Technology Solutions Corp., “A” (a)	6,552	312,596
Compass Group PLC	32,503	629,825
NOW, Inc. (a)	3,023	64,783
PayPal Holdings, Inc. (a)	6,977	285,848

		$3,176,859

Cable TV – 1.4%
British Sky Broadcasting Group PLC	35,452	$410,803
Charter Communications, Inc., “A” (a)	1,431	386,327

		$797,130

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 2.6%
3M Co.	5,246	$924,503
Monsanto Co.	5,076	518,767

		$1,443,270

Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	5,863	$455,027
Oracle Corp.	23,418	919,859

		$1,374,886

Consumer Products – 6.2%
Colgate-Palmolive Co.	10,204	$756,525
Coty, Inc. (a)(l)	7,539	174,905
Coty, Inc., “A”	7,738	181,843
International Flavors & Fragrances, Inc.	1,768	252,771
Reckitt Benckiser Group PLC	13,101	1,233,659
Svenska Cellulosa Aktiebolaget	28,207	837,780

		$3,437,483

Electrical Equipment – 3.4%
Amphenol Corp., “A”	5,771	$374,653
Legrand S.A.	7,752	457,007
Schneider Electric S.A.	9,113	635,313
W.W. Grainger, Inc.	1,719	386,500

		$1,853,473

Electronics – 2.0%
Hoya Corp.	7,800	$313,242
Microchip Technology, Inc.	6,286	390,612
Samsung Electronics Co. Ltd.	280	408,085

		$1,111,939

Food & Beverages – 5.8%
Danone S.A.	13,056	$968,719
Kellogg Co.	10,158	786,940
Nestle S.A.	18,195	1,433,687

		$3,189,346

Gaming & Lodging – 0.4%
Sands China Ltd.	25,600	$112,139
Wynn Resorts Ltd.	1,088	105,993

		$218,132

Insurance – 0.4%
Swiss Re Ltd.	2,239	$202,006

Internet – 0.8%
eBay, Inc. (a)	12,689	$417,468

Machinery & Tools – 0.6%
Kubota Corp.	21,400	$323,492

Major Banks – 5.1%
Bank of New York Mellon Corp.	22,732	$906,552
Goldman Sachs Group, Inc.	3,623	584,281
Standard Chartered PLC (a)	32,480	264,508
State Street Corp.	15,475	1,077,524

		$2,832,865

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 13.6%
Cooper Cos., Inc.	3,262	$584,746
Dentsply Sirona, Inc.	4,389	260,838
Medtronic PLC	12,672	1,094,861
Sonova Holding AG	2,286	323,546
St. Jude Medical, Inc.	12,077	963,262
Stryker Corp.	8,988	1,046,293
Thermo Fisher Scientific, Inc.	10,129	1,611,119
Waters Corp. (a)	3,356	531,892
Zimmer Biomet Holdings, Inc.	8,464	1,100,489

		$7,517,046

Network & Telecom – 0.7%
Cisco Systems, Inc.	12,866	$408,110

Oil Services – 1.2%
National Oilwell Varco, Inc.	5,090	$187,007
Schlumberger Ltd.	6,039	474,907

		$661,914

Other Banks & Diversified Financials – 6.3%
American Express Co.	10,361	$663,518
Credicorp Ltd.	396	60,279
Erste Group Bank AG	7,700	228,052
Grupo Financiero Banorte S.A. de C.V.	34,981	183,441
Julius Baer Group Ltd.	6,483	263,791
Kasikornbank Co. Ltd.	24,000	130,475
Komercni Banka A.S.	2,385	82,526
UBS AG	50,460	687,170
Visa, Inc., “A”	14,286	1,181,452

		$3,480,704

Pharmaceuticals – 5.6%
Bayer AG	13,462	$1,352,408
Johnson & Johnson	2,520	297,688
Merck KGaA	4,570	492,374
Roche Holding AG	3,749	930,014

		$3,072,484

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 2.5%
Canadian National Railway Co.	15,287	$999,770
Union Pacific Corp.	4,076	397,532

		$1,397,302

Restaurants – 0.6%
Whitbread PLC	6,149	$312,106

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	9,292	$629,317
L’Air Liquide S.A.	2,346	251,547
Linde AG	5,012	851,853
Praxair, Inc.	3,961	478,608

		$2,211,325

Specialty Stores – 2.3%
AutoZone, Inc. (a)	542	$416,440
Hermes International	267	108,651
Sally Beauty Holdings, Inc. (a)	12,784	328,293
Urban Outfitters, Inc. (a)	11,819	407,992

		$1,261,376

Trucking – 1.6%
United Parcel Service, Inc., “B”	7,948	$869,193

Total Common Stocks		$54,641,232

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.4% (v)	479,048	$479,048

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	3,824	$3,824

Total Investments		$55,124,104

OTHER ASSETS, LESS LIABILITIES – 0.0%		9,799

Net Assets – 100.0%		$55,133,903

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,642,188	$—	$—	$30,642,188
United Kingdom	5,060,481	—	—	5,060,481
Switzerland	4,677,984	—	—	4,677,984
France	4,345,286	—	—	4,345,286
Germany	3,555,374	—	—	3,555,374
Netherlands	1,193,113	—	—	1,193,113
Canada	999,770	—	—	999,770
Sweden	837,780	—	—	837,780
Japan	—	636,734	—	636,734
Other Countries	2,041,823	650,699	—	2,692,522
Mutual Funds	482,872	—	—	482,872
Total Investments	$53,836,671	$1,287,433	$—	$55,124,104

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $18,845,169 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$36,060,895
Gross unrealized appreciation	20,149,143
Gross unrealized depreciation	(1,085,934)
Net unrealized appreciation (depreciation)	$19,063,209

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,710	7,413,049	(7,218,711)	479,048

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$1,127	$479,048

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	56.5%
United Kingdom	9.2%
Switzerland	8.5%
France	7.9%
Germany	6.4%
Netherlands	2.2%
Canada	1.8%
Sweden	1.5%
Japan	1.2%
Other Countries	4.8%

4

QUARTERLY REPORT

September 30, 2016

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 0.6%
Honeywell International, Inc.	77,977	$9,091,338

Alcoholic Beverages – 1.9%
Constellation Brands, Inc., “A”	140,303	$23,359,047
Pernod Ricard S.A.	34,685	4,104,791

		$27,463,838

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	297,928	$15,685,909
VF Corp.	26,352	1,477,030

		$17,162,939

Automotive – 0.6%
LKQ Corp. (a)	231,947	$8,224,841

Biotechnology – 2.9%
Alexion Pharmaceuticals, Inc. (a)	66,866	$8,193,760
Biomarin Pharmaceutical, Inc. (a)	51,149	4,732,305
Celgene Corp. (a)	201,246	21,036,244
Regeneron Pharmaceuticals, Inc. (a)	20,341	8,177,489

		$42,139,798

Brokerage & Asset Managers – 2.9%
Blackstone Group LP	49,734	$1,269,709
Charles Schwab Corp.	510,700	16,122,799
Intercontinental Exchange, Inc.	92,039	24,791,625

		$42,184,133

Business Services – 6.0%
Cognizant Technology Solutions Corp., “A” (a)	279,533	$13,336,519
Equifax, Inc.	105,549	14,204,785
Fidelity National Information Services, Inc.	118,783	9,149,855
Fiserv, Inc. (a)	207,374	20,627,492
FleetCor Technologies, Inc. (a)	107,453	18,667,810
Verisk Analytics, Inc., “A” (a)	142,390	11,573,459

		$87,559,920

Cable TV – 1.5%
Comcast Corp., “A”	336,782	$22,342,118

Chemicals – 0.7%
Monsanto Co.	98,590	$10,075,898

Computer Software – 8.5%
Adobe Systems, Inc. (a)	357,665	$38,820,959
Akamai Technologies, Inc. (a)	26,799	1,420,079
Intuit, Inc.	150,421	16,547,814
Microsoft Corp.	677,519	39,025,094
Sabre Corp.	224,220	6,318,520
Salesforce.com, Inc. (a)	313,079	22,331,925

		$124,464,391

Computer Software – Systems – 1.6%
Apple, Inc.	214,549	$24,254,765

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 2.6%
Sherwin-Williams Co.	72,052	$19,933,906
Vulcan Materials Co.	160,584	18,263,218

		$38,197,124

Consumer Products – 1.8%
Colgate-Palmolive Co.	182,262	$13,512,905
Estee Lauder Cos., Inc., “A”	145,404	12,876,978

		$26,389,883

Consumer Services – 1.6%
Priceline Group, Inc. (a)	15,661	$23,045,005

Electrical Equipment – 1.6%
AMETEK, Inc.	151,441	$7,235,851
Amphenol Corp., “A”	145,409	9,439,952
Fortive Corp.	147,783	7,522,155

		$24,197,958

Electronics – 2.3%
Broadcom Corp.	130,448	$22,504,889
NVIDIA Corp.	171,967	11,783,179

		$34,288,068

Energy – Independent – 1.1%
Concho Resources, Inc. (a)	50,182	$6,892,498
Pioneer Natural Resources Co.	54,123	10,047,935

		$16,940,433

Entertainment – 0.9%
Netflix, Inc. (a)	138,903	$13,688,891

Food & Beverages – 2.0%
Danone S.A.	103,304	$7,664,870
Mead Johnson Nutrition Co., “A”	61,844	4,886,294
Mondelez International, Inc.	165,631	7,271,201
Monster Worldwide, Inc. (a)	63,018	9,251,673

		$29,074,038

Food & Drug Stores – 0.2%
CVS Health Corp.	32,599	$2,900,985

Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	121,949	$8,210,826

General Merchandise – 2.4%
Costco Wholesale Corp.	98,990	$15,096,965
Dollar Tree, Inc. (a)	254,654	20,099,840

		$35,196,805

Insurance – 0.6%
Aon PLC	84,177	$9,469,071

Internet – 11.2%
Alphabet, Inc., “A” (a)	69,434	$55,829,102
Alphabet, Inc., “C” (a)	50,576	39,312,219
Facebook, Inc., “A” (a)	544,192	69,803,508

		$164,944,829

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 2.4%
Activision Blizzard, Inc.	325,081	$14,401,088
Electronic Arts, Inc. (a)	237,321	20,267,213

		$34,668,301

Machinery & Tools – 1.8%
Flowserve Corp.	149,914	$7,231,851
Roper Technologies, Inc.	80,903	14,762,370
Xylem, Inc.	92,474	4,850,261

		$26,844,482

Medical & Health Technology & Services – 0.7%
McKesson Corp.	59,636	$9,944,303

Medical Equipment – 9.6%
Abbott Laboratories	323,420	$13,677,432
C.R. Bard, Inc.	47,951	10,754,450
Cooper Cos., Inc.	34,528	6,189,489
Danaher Corp.	362,313	28,401,716
Edwards Lifesciences Corp. (a)	58,479	7,050,228
Medtronic PLC	291,619	25,195,882
Stryker Corp.	87,536	10,190,066
Thermo Fisher Scientific, Inc.	224,131	35,650,277
VWR Corp. (a)	146,470	4,153,889

		$141,263,429

Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	365,347	$37,181,364
Visa, Inc., “A”	685,675	56,705,323

		$93,886,687

Pharmaceuticals – 3.4%
Allergan PLC (a)	53,751	$12,379,393
Bristol-Myers Squibb Co.	257,403	13,879,170
Eli Lilly & Co.	154,092	12,367,424
Zoetis, Inc.	230,024	11,963,548

		$50,589,535

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	83,672	$12,776,714
Union Pacific Corp.	134,043	13,073,214

		$25,849,928

Restaurants – 2.4%
Aramark	528,339	$20,092,732
Starbucks Corp.	270,046	14,620,290

		$34,713,022

Specialty Chemicals – 0.4%
Ecolab, Inc.	50,713	$6,172,786

Specialty Stores – 9.3%
Amazon.com, Inc. (a)	83,628	$70,022,561
AutoZone, Inc. (a)	17,008	13,067,927
Lululemon Athletica, Inc. (a)	55,452	3,381,463
Ross Stores, Inc.	389,183	25,024,467
TJX Cos., Inc.	242,329	18,121,363
Tractor Supply Co.	92,992	6,263,011

		$135,880,792

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT	337,377	$38,234,935

Tobacco – 0.5%
Reynolds American, Inc.	161,382	$7,609,161

Total Common Stocks		$1,447,165,256

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.4%, (v)	3,057	$3,057

Total Investments		$1,447,168,313

OTHER ASSETS, LESS LIABILITIES – 1.4%		20,522,438

Net Assets – 100.0%		$1,467,690,751

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,447,165,256	$—	$—	$1,447,165,256
Mutual Funds	3,057	—	—	3,057
Total Investments	$1,447,168,313	$—	$—	$1,447,168,313

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $11,769,662 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$919,134,226
Gross unrealized appreciation	531,064,541
Gross unrealized depreciation	(3,030,454)
Net unrealized appreciation (depreciation)	$528,034,087

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,301,115	153,826,104	(167,124,162)	3,057

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$31	$—	$42,627	$3,057

4

QUARTERLY REPORT

September 30, 2016

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 2.7%
Honeywell International, Inc.	72,715	$8,477,842
United Technologies Corp.	45,639	4,636,922

		$13,114,764

Alcoholic Beverages – 2.1%
Diageo PLC	130,591	$3,741,613
Pernod Ricard S.A.	54,120	6,404,824

		$10,146,437

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	38,994	$6,649,430
NIKE, Inc., “B”	53,511	2,817,354
VF Corp.	68,644	3,847,496

		$13,314,280

Broadcasting – 4.0%
Interpublic Group of Companies, Inc.	132,325	$2,957,464
Time Warner, Inc.	96,500	7,682,365
Twenty-First Century Fox, Inc.	173,905	4,211,979
Walt Disney Co.	49,926	4,636,128

		$19,487,936

Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	22,409	$8,122,366
Blackstone Group LP	83,783	2,138,980
NASDAQ, Inc.	91,105	6,153,232

		$16,414,578

Business Services – 6.3%
Accenture PLC, “A”	85,018	$10,386,649
Cognizant Technology Solutions Corp., “A” (a)	169,987	8,110,080
Fidelity National Information Services, Inc.	116,533	8,976,537
Gartner, Inc. (a)	39,390	3,484,046

		$30,957,312

Cable TV – 2.0%
Comcast Corp., “A”	150,633	$9,992,993

Chemicals – 2.4%
Monsanto Co.	78,535	$8,026,277
PPG Industries, Inc.	33,880	3,501,837

		$11,528,114

Computer Software – 0.8%
Adobe Systems, Inc. (a)	34,340	$3,727,264

Computer Software – Systems – 1.9%
Apple, Inc.	38,322	$4,332,302
Hewlett Packard Enterprise	214,280	4,874,870

		$9,207,172

Construction – 0.9%
Sherwin-Williams Co.	16,520	$4,570,423

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 5.1%
Colgate-Palmolive Co.	75,136	$5,570,583
Estee Lauder Cos., Inc., “A”	35,692	3,160,884
Kimberly-Clark Corp.	22,002	2,775,332
Newell Brands, Inc.	187,592	9,878,595
Procter & Gamble Co.	37,953	3,406,282

		$24,791,676

Containers – 1.5%
Crown Holdings, Inc. (a)	131,492	$7,506,878

Electrical Equipment – 1.7%
AMETEK, Inc.	68,068	$3,252,289
W.W. Grainger, Inc.	23,449	5,272,273

		$8,524,562

Electronics – 3.0%
Broadcom Corp.	62,885	$10,848,920
Texas Instruments, Inc.	56,538	3,967,837

		$14,816,757

Energy – Independent – 1.9%
EOG Resources, Inc.	95,250	$9,211,628

Engineering – Construction – 0.8%
Fluor Corp.	79,791	$4,094,874

Food & Beverages – 4.2%
Danone S.A.	91,765	$6,808,708
General Mills, Inc.	39,461	2,520,769
Mead Johnson Nutrition Co., “A”	34,589	2,732,877
Mondelez International, Inc.	196,427	8,623,145

		$20,685,499

General Merchandise – 0.8%
Costco Wholesale Corp.	26,918	$4,105,264

Insurance – 1.2%
Chubb Ltd.	44,969	$5,650,355

Internet – 4.6%
Alphabet, Inc., “A” (a)	15,930	$12,808,676
Alphabet, Inc., “C” (a)	12,789	9,940,762

		$22,749,438

Major Banks – 10.3%
Bank of America Corp.	790,097	$12,365,018
Goldman Sachs Group, Inc.	51,149	8,248,799
JPMorgan Chase & Co.	239,574	15,953,233
Morgan Stanley	146,980	4,712,179
State Street Corp.	39,732	2,766,539
Wells Fargo & Co.	139,452	6,174,933

		$50,220,701

Medical & Health Technology & Services – 1.1%
McKesson Corp.	31,893	$5,318,158

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 9.4%
Abbott Laboratories	75,552	$3,195,094
Danaher Corp.	131,613	10,317,143
Medtronic PLC	83,749	7,235,914
St. Jude Medical, Inc.	57,984	4,624,804
Stryker Corp.	60,392	7,030,233
Thermo Fisher Scientific, Inc.	84,172	13,388,398

		$45,791,586

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	158,695	$4,384,743

Oil Services – 2.1%
Schlumberger Ltd.	132,911	$10,452,121

Other Banks & Diversified Financials – 6.8%
American Express Co.	65,112	$4,169,772
Mastercard, Inc., “A”	89,380	9,096,203
U.S. Bancorp	117,753	5,050,426
Visa, Inc., “A”	178,802	14,786,925

		$33,103,326

Pharmaceuticals – 6.0%
Allergan PLC (a)	29,758	$6,853,565
Bristol-Myers Squibb Co.	54,606	2,944,356
Eli Lilly & Co.	92,603	7,432,317
Johnson & Johnson	74,295	8,776,468
Zoetis, Inc.	63,222	3,288,176

		$29,294,882

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 1.8%
Canadian National Railway Co.	134,935	$8,824,749

Restaurants – 0.7%
Aramark	88,882	$3,380,182

Specialty Stores – 2.9%
AutoZone, Inc. (a)	8,668	$6,659,971
Ross Stores, Inc.	113,899	7,323,706

		$13,983,677

Telecommunications – Wireless – 2.5%
American Tower Corp., REIT	106,796	$12,103,191

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	40,737	$2,615,723

Total Common Stocks		$484,071,243

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.4%, (v)	4,529,905	$4,529,905

Total Investments		$488,601,148

OTHER ASSETS, LESS LIABILITIES – 0.1%		382,988

Net Assets – 100.0%		$488,984,136

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$484,071,243	$—	$—	$484,071,243
Mutual Funds	4,529,905	—	—	4,529,905
Total Investments	$488,601,148	$—	$—	$488,601,148

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $23,604,575 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$327,626,843
Gross unrealized appreciation	164,394,512
Gross unrealized depreciation	(3,420,207)
Net unrealized appreciation (depreciation)	$160,974,305

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,635,935	35,471,216	(35,577,246)	4,529,905

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(244)	$—	$1,533	$4,529,905

4

QUARTERLY REPORT

September 30, 2016

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.6%
Aerospace – 1.9%
Leidos Holdings, Inc.	35,946	$1,555,743
TransDigm Group, Inc. (a)	19,972	5,774,305

		$7,330,048

Alcoholic Beverages – 2.1%
Constellation Brands, Inc., “A”	49,966	$8,318,839

Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	149,031	$3,763,033
PVH Corp.	17,843	1,971,652

		$5,734,685

Automotive – 2.1%
LKQ Corp. (a)	191,714	$6,798,178
Mobileye N.V. (a)	35,233	1,499,869

		$8,298,047

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	25,938	$3,178,442
Biomarin Pharmaceutical, Inc. (a)	28,704	2,655,694
Regeneron Pharmaceuticals, Inc. (a)	6,879	2,765,495

		$8,599,631

Brokerage & Asset Managers – 3.3%
Affiliated Managers Group, Inc. (a)	20,010	$2,895,447
Blackstone Group LP	67,525	1,723,913
Intercontinental Exchange, Inc.	12,324	3,319,593
NASDAQ, Inc.	75,258	5,082,925

		$13,021,878

Business Services – 13.0%
Bright Horizons Family Solutions, Inc. (a)	141,959	$9,495,638
CoStar Group, Inc. (a)	6,818	1,476,302
Equifax, Inc.	50,103	6,742,862
Fidelity National Information Services, Inc.	39,061	3,008,869
Fiserv, Inc. (a)	55,433	5,513,921
FleetCor Technologies, Inc. (a)	49,883	8,666,174
Gartner, Inc. (a)	61,964	5,480,716
Global Payments, Inc.	67,538	5,184,217
Tyler Technologies, Inc. (a)	10,828	1,854,078
Verisk Analytics, Inc., “A” (a)	44,723	3,635,085

		$51,057,862

Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	15,764	$4,255,807

Computer Software – 3.0%
Akamai Technologies, Inc. (a)	18,031	$955,463
Autodesk, Inc. (a)	34,412	2,489,020
Cadence Design Systems, Inc. (a)	153,499	3,918,829
Nuantix. Inc. (a)	11,150	412,550
Sabre Corp.	135,609	3,821,462

		$11,597,324

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 3.7%
Guidewire Software, Inc. (a)	32,847	$1,970,163
NICE Systems Ltd., ADR	23,475	1,571,417
ServiceNow, Inc. (a)	25,014	1,979,858
SS&C Technologies Holdings, Inc.	143,409	4,610,599
Vantiv, Inc., “A” (a)	77,452	4,358,224

		$14,490,261

Construction – 6.4%
Armstrong Flooring, Inc. (a)	16,469	$310,935
Armstrong World Industries, Inc. (a)	46,444	1,919,066
Fortune Brands Home & Security, Inc.	63,725	3,702,423
Lennox International, Inc.	29,316	4,603,491
Masco Corp.	44,910	1,540,862
Pool Corp.	58,347	5,514,958
Siteone Landscape Supply, Inc. (a)	42,820	1,538,523
Vulcan Materials Co.	54,288	6,174,174

		$25,304,432

Consumer Products – 1.6%
E.L.F. Beauty, Inc. (a)	165	$4,640
Newell Brands, Inc.	121,331	6,389,290

		$6,393,930

Consumer Services – 1.8%
Nord Anglia Education, Inc. (a)(l)	121,386	$2,643,787
Priceline Group, Inc. (a)	1,663	2,447,088
ServiceMaster Global Holdings, Inc. (a)	55,663	1,874,730

		$6,965,605

Containers – 1.2%
CCL Industries, Inc.	14,141	$2,722,785
Crown Holdings, Inc. (a)	35,647	2,035,087

		$4,757,872

Electrical Equipment – 4.5%
AMETEK, Inc.	105,562	$5,043,752
Amphenol Corp., “A”	127,131	8,253,345
Mettler-Toledo International, Inc. (a)	10,652	4,472,029

		$17,769,126

Electronics – 3.7%
Analog Devices, Inc.	58,680	$3,781,926
Inphi Corp. (a)	24,731	1,076,046
Monolithic Power Systems, Inc.	38,127	3,069,224
NVIDIA Corp.	95,655	6,554,281

		$14,481,477

Energy – Independent – 0.6%
Energen Corp.	20,262	$1,169,522
Parsley Energy, Inc., “A” (a)	33,992	1,139,072

		$2,308,594

Entertainment – 0.9%
Netflix, Inc. (a)	36,077	$3,555,388

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 3.6%
Blue Buffalo Pet Products, Inc. (a)	75,663	$1,797,753
Chr. Hansen Holding A.S.	58,335	3,467,764
Freshpet, Inc. (a)(l)	94,127	814,199
J.M. Smucker Co.	26,938	3,651,176
Mead Johnson Nutrition Co., “A”	27,215	2,150,257
Monster Worldwide, Inc. (a)	14,830	2,177,192

		$14,058,341

Gaming & Lodging – 0.3%
MGM Mirage (a)	48,284	$1,256,833

General Merchandise – 2.0%
Dollar Tree, Inc. (a)	63,578	$5,018,212
Five Below, Inc. (a)	68,195	2,747,577

		$7,765,789

Insurance – 1.2%
Aon PLC	42,466	$4,777,000

Internet – 0.6%
LogMeIn, Inc.	27,343	$2,471,534

Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	58,601	$5,004,525

Machinery & Tools – 6.2%
Colfax Corp. (a)	59,295	$1,863,642
Flowserve Corp.	102,221	4,931,141
Roper Technologies, Inc.	46,600	8,503,102
SPX FLOW, Inc. (a)	31,055	960,221
WABCO Holdings, Inc. (a)	48,525	5,509,043
Xylem, Inc.	46,543	2,441,180

		$24,208,329

Medical & Health Technology & Services – 2.2%
Henry Schein, Inc. (a)	38,787	$6,321,505
VCA, Inc. (a)	34,826	2,437,123

		$8,758,628

Medical Equipment – 8.5%
C.R. Bard, Inc.	28,431	$6,376,505
Cooper Cos., Inc.	30,107	5,396,981
DexCom, Inc. (a)	27,606	2,419,942
Edwards Lifesciences Corp. (a)	22,117	2,666,426
Integra LifeSciences Holdings Corp. (a)	23,825	1,966,754
PerkinElmer, Inc.	123,315	6,919,205
Steris PLC	48,011	3,509,604
VWR Corp. (a)	142,023	4,027,772

		$33,283,189

Oil Services – 0.2%
FMC Technologies, Inc. (a)	23,669	$702,259

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 2.7%
Element Financial Corp.	130,325	$1,631,111
First Republic Bank	52,784	4,070,174
Mastercard, Inc., “A”	49,584	5,046,164

		$10,747,449

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	37,947	$1,820,697

Railroad & Shipping – 1.0%
Kansas City Southern Co.	41,102	$3,835,639

Real Estate – 1.1%
Extra Space Storage, Inc., REIT	54,546	$4,331,498

Restaurants – 3.8%
Aramark	220,367	$8,380,557
Domino’s Pizza, Inc.	15,570	2,364,305
Dunkin Brands Group, Inc.	78,777	4,102,706

		$14,847,568

Specialty Chemicals – 1.5%
Axalta Coating Systems Ltd. (a)	109,335	$3,090,900
PolyOne Corp.	26,699	902,693
Univar, Inc. (a)	78,398	1,712,996

		$5,706,589

Specialty Stores – 5.6%
Burlington Stores, Inc. (a)	14,317	$1,159,963
Lululemon Athletica, Inc. (a)	29,479	1,797,629
O’Reilly Automotive, Inc. (a)	25,956	7,270,535
Ross Stores, Inc.	113,260	7,282,618
Tractor Supply Co.	65,901	4,438,432

		$21,949,177

Telecommunications – Wireless – 1.7%
SBA Communications Corp. (a)	60,355	$6,769,417

Total Common Stocks		$386,535,267

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.4%, (v)	1,853,614	$1,853,614

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)		$209,538

Total Investments		$388,598,419

OTHER ASSETS, LESS LIABILITIES – 0.9%		3,458,069

Net Assets – 100.0%		$392,056,488

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$386,535,267	$—	$—	$386,535,267
Mutual Funds	2,063,152	—	—	2,063,152
Total Investments	$388,598,419	$—	$—	$388,598,419

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,467,764 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At September 30, 2016 the value of securities loaned was $202,276. These loans were collateralized by cash of $209,538.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$274,433,463
Gross unrealized appreciation	117,293,927
Gross unrealized depreciation	(3,128,971)
Net unrealized appreciation (depreciation)	$114,164,956

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,278,652	51,750,508	(59,175,546)	1,853,614

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$67	$—	$14,459	$1,853,614

5

QUARTERLY REPORT

September 30, 2016

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.0%
Aerospace – 1.4%
HEICO Corp.	47,973	$3,319,727
Leidos Holdings, Inc.	152,274	6,590,419

		$9,910,146

Automotive – 1.8%
Fenix Parts, Inc. (a)	787,064	$3,116,773
Harman International Industries, Inc.	49,679	4,195,392
Kar Auction Services, Inc.	119,792	5,170,223

		$12,482,388

Biotechnology – 3.9%
Acadia Pharmaceuticals, Inc. (a)(l)	67,372	$2,143,103
Alder Biopharmaceuticals, Inc. (a)	55,357	1,814,049
Alnylam Pharmaceuticals, Inc. (a)	27,984	1,896,756
AMAG Pharmaceuticals, Inc. (a)	144,139	3,532,847
Amicus Therapeutics, Inc. (a)	259,177	1,917,910
Exact Sciences Corp. (a)	117,759	2,186,785
MiMedx Group, Inc. (a)(l)	378,226	3,245,179
Neurocrine Biosciences, Inc. (a)	46,323	2,345,797
Spark Therapeutics, Inc. (a)	42,879	2,575,313
Tesaro, Inc. (a)	37,697	3,778,747
VTV Therapeutics, Inc. (a)	164,702	1,184,207

		$26,620,693

Broadcasting – 1.6%
Live Nation, Inc. (a)	411,712	$11,313,846

Brokerage & Asset Managers – 1.5%
NASDAQ, Inc.	79,935	$5,398,810
Raymond James Financial, Inc.	82,171	4,783,174

		$10,181,984

Business Services – 9.4%
Bright Horizons Family Solutions, Inc. (a)	304,070	$20,339,242
CoStar Group, Inc. (a)	23,691	5,129,812
Gartner, Inc. (a)	76,470	6,763,772
Global Payments, Inc.	85,102	6,532,430
Travelport Worldwide Ltd.	367,163	5,518,460
Tyler Technologies, Inc. (a)	20,147	3,449,771
Ultimate Software Group, Inc. (a)	31,222	6,381,465
WNS (Holdings) Ltd., ADR (a)	210,441	6,302,708
Zendesk, Inc. (a)	138,987	4,268,291

		$64,685,951

Chemicals – 1.3%
FMC Corp.	72,557	$3,507,405
Ingevity Corp. (a)	113,385	5,227,049

		$8,734,454

Computer Software – 6.4%
2U, Inc. (a)(l)	172,148	$6,591,547
Aspen Technology, Inc. (a)	169,323	7,922,623
Cadence Design Systems, Inc. (a)	305,371	7,796,122
Enghouse Systems Ltd.	87,316	3,498,097

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Paylocity Holding Corp. (a)	91,912	$4,086,408
Sabre Corp.	338,554	9,540,452
SecureWorks Corp. (a)	371,106	4,642,536

		$44,077,785

Computer Software – Systems – 6.3%
Kinaxis, Inc. (a)	69,428	$3,536,624
Model N, Inc. (a)	330,798	3,675,166
NICE Systems Ltd., ADR	139,667	9,349,309
Proofpoint, Inc. (a)	58,104	4,349,084
Q2 Holdings, Inc. (a)	221,811	6,357,103
Rapid7, Inc. (a)	235,422	4,155,198
SS&C Technologies Holdings, Inc.	381,676	12,270,883

		$43,693,367

Construction – 4.4%
GMS, Inc. (a)	230,869	$5,132,218
Lennox International, Inc.	36,997	5,809,639
Pool Corp.	62,443	5,902,112
Siteone Landscape Supply, Inc. (a)	185,642	6,670,117
Summit Materials, Inc., “A” (a)	233,123	4,324,432
Techtronic Industries Co. Ltd.	621,500	2,437,311

		$30,275,829

Consumer Products – 0.2%
E.L.F. Beauty, Inc. (a)	37,014	$1,040,834

Consumer Services – 2.1%
Carriage Services, Inc.	133,836	$3,165,221
Nord Anglia Education, Inc. (a)	228,754	4,982,262
ServiceMaster Global Holdings, Inc. (a)	186,405	6,278,120

		$14,425,603

Containers – 1.8%
Berry Plastics Group, Inc. (a)	288,169	$12,636,211

Electronics – 3.2%
Inphi Corp. (a)	87,944	$3,826,443
Iriso Electronics Co. Ltd.	5,231	279,664
Mellanox Technologies Ltd. (a)	42,259	1,827,702
Monolithic Power Systems, Inc.	92,448	7,442,064
Silicon Laboratories, Inc. (a)	122,332	7,193,122
Solaredge Technologies, Inc. (a)(l)	73,860	1,272,608

		$21,841,603

Engineering – Construction – 0.8%
Team, Inc. (a)	161,224	$5,273,637

Food & Beverages – 2.4%
AdvancePierre Foods Holdings, Inc.	133,372	$3,675,732
Blue Buffalo Pet Products, Inc. (a)	144,968	3,444,440
Flex Pharma, Inc. (a)(l)	135,844	1,600,242
Freshpet, Inc. (a)(l)	319,429	2,763,061
Snyders-Lance, Inc.	154,962	5,203,624

		$16,687,099

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 1.6%
Five Below, Inc. (a)	181,126	$7,297,567
Ollie’s Bargain Outlet Holdings, Inc. (a)	131,667	3,450,992

		$10,748,559

Internet – 1.2%
LogMeIn, Inc.	92,050	$8,320,400

Machinery & Tools – 3.3%
Allison Transmission Holdings, Inc.	239,754	$6,876,145
Ritchie Bros. Auctioneers, Inc.	145,835	5,114,433
SPX FLOW, Inc. (a)	174,821	5,405,465
WABCO Holdings, Inc. (a)	50,002	5,676,727

		$23,072,770

Medical & Health Technology & Services – 7.3%
Adeptus Health, Inc., “A” (a)(l)	94,252	$4,057,549
Brookdale Senior Living, Inc. (a)	245,989	4,292,508
Capital Senior Living Corp. (a)	255,886	4,298,885
Healthcare Services Group, Inc.	305,580	12,094,856
INC Research Holdings, Inc., “A” (a)	126,291	5,630,053
MEDNAX, Inc. (a)	101,100	6,697,875
Medpace Holdings, Inc. (a)	116,179	3,469,105
Teladoc, Inc. (a)(l)	251,066	4,597,018
VCA, Inc. (a)	77,899	5,451,372

		$50,589,221

Medical Equipment – 11.6%
AtriCure, Inc. (a)	189,752	$3,001,877
DexCom, Inc. (a)	47,663	4,178,139
Hologic, Inc. (a)	129,164	5,015,438
Insulet Corp. (a)	105,281	4,310,204
Integra LifeSciences Holdings Corp. (a)	76,024	6,275,781
Masimo Corp. (a)	214,848	12,781,308
Merit Medical Systems, Inc. (a)	176,404	4,284,853
NxStage Medical, Inc. (a)	297,878	7,443,971
PerkinElmer, Inc.	192,627	10,808,301
Steris PLC	164,802	12,047,026
VWR Corp. (a)	233,013	6,608,249
Wright Medical Group N.V. (a)	144,172	3,536,539

		$80,291,686

Oil Services – 1.3%
Forum Energy Technologies, Inc. (a)	282,794	$5,616,289
Patterson-UTI Energy, Inc.	149,544	3,345,299

		$8,961,588

Other Banks & Diversified Financials – 3.9%
Bank of The Ozarks, Inc.	134,128	$5,150,515
Element Financial Corp.	287,233	3,594,928
First Republic Bank	45,634	3,518,838
Texas Capital Bancshares, Inc. (a)	91,396	5,019,468
Webster Financial Corp.	142,024	5,398,332
Wintrust Financial Corp.	80,989	4,500,559

		$27,182,640

Pharmaceuticals – 1.8%
Aratana Therapeutics, Inc. (a)	370,498	$3,467,861
Collegium Pharmaceutical, Inc. (a)(l)	190,785	3,674,519

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
MediWound Ltd. (a)	180,956	$1,393,361
TherapeuticsMD, Inc. (a)(l)	620,089	4,222,806

		$12,758,547

Pollution Control – 0.9%
Clean Harbors, Inc. (a)	127,631	$6,123,735

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	575,986	$1,992,912

Real Estate – 2.2%
Big Yellow Group PLC, REIT	279,066	$2,821,348
Life Storage, Inc., REIT	67,004	5,959,336
Tanger Factory Outlet Centers, Inc., REIT	171,451	6,679,731

		$15,460,415

Restaurants – 4.6%
Dave & Buster’s, Inc. (a)	119,452	$4,680,129
Domino’s Pizza, Inc.	22,221	3,374,259
Dunkin Brands Group, Inc.	127,966	6,664,469
Performance Food Group Co. (a)	140,587	3,486,558
U.S. Foods Holding Corp. (a)	257,454	6,078,489
Wingstop, Inc.	136,685	4,004,871
Zoe’s Kitchen, Inc. (a)(l)	168,886	3,747,580

		$32,036,355

Special Products & Services – 1.4%
Boyd Group Income Fund, IEU	131,804	$8,225,004
Nexeo Solutions Holdings LLC (a)(z)	134,847	1,208,229

		$9,433,233

Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	340,344	$9,621,525
Ferroglobe PLC	542,118	4,895,326
Nexeo Solutions, Inc., EU (a)	331,219	2,967,722
PolyOne Corp.	142,156	4,806,294
RPM International, Inc.	125,786	6,757,224
Univar, Inc. (a)	209,349	4,574,276

		$33,622,367

Specialty Stores – 1.5%
Citi Trends, Inc.	266,824	$5,317,802
Urban Outfitters, Inc. (a)	143,912	4,967,842

		$10,285,644

Trucking – 0.7%
Swift Transportation Co. (a)	215,298	$4,622,448

Total Common Stocks		$669,383,950

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	21,205,774	$21,205,774

COLLATERAL FOR SECURITIES LOANED – 1.8%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	12,072,472	$12,072,472

Total Investments		$702,662,196

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(12,897,402)

Net Assets – 100.0%		$689,764,794

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC,	5/06/16	$1,348,470	$1,208,229
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

EU	Equity Unit

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$615,855,989	$—	$—	$615,855,989
Canada	23,969,086	—	—	23,969,086
Israel	10,742,670	—	—	10,742,670
Hong Kong	4,982,262	2,437,311	—	7,419,573
India	6,302,708	—	—	6,302,708
United Kingdom	2,821,348	—	—	2,821,348
Greece	1,992,912	—	—	1,992,912
Japan	—	279,664	—	279,664
Mutual Funds	33,278,246	—	—	33,278,246
Total Investments	$699,945,221	$2,716,975	$—	$702,662,196

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$613,184,000
Gross unrealized appreciation	120,941,401
Gross unrealized depreciation	(31,463,205)
Net unrealized appreciation (depreciation)	$89,478,196

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,019,974	185,325,766	(187,139,966)	21,205,774

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(38)	$—	$56,915	$21,205,774

5

QUARTERLY REPORT

September 30, 2016

MFS® TOTAL RETURN

BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.0%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,125,925

Asset-Backed & Securitized – 15.7%
ALM XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.173%, 7/28/2026 (n)	$9,007,942	$9,012,446
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.995%, 10/25/2035	2,649,855	2,625,064
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	6,042,000	6,049,611
Babson Ltd., CLO, FRN, 1.795%, 4/20/2025 (n)	9,870,445	9,833,431
Ballyrock Ltd., CLO, FRN, 1.991%, 5/20/2025 (z)	3,269,000	3,252,385
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/2043 (n)	2,801,036	2,809,270
Banc of America Commercial Mortgage, Inc., FRN, 5.785%, 4/24/2049 (n)	637,169	641,224
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	8,700,365	8,761,655
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	232,659	739
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	163,650	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	438,850	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	211,675	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037 (i)(z)	478,764	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040 (z)	118,874	86,370
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/2045	4,392,836	4,433,073
Bear Stearns Cos., Inc., “A2”, FRN, 0.975%, 12/25/2042	967,818	951,066
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.006%, 8/01/2024 (n)	5,669,598	5,662,652
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	8,705,000	8,734,704
Chesapeake Funding LLC, “A”, FRN, 0.969%, 1/07/2025 (n)	3,370,135	3,369,720
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,391,109
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	8,194,640
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	7,240,361	7,271,272

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	$10,410,000	$10,509,240
Commercial Mortgage Acceptance Corp., FRN, 2.273%, 9/15/2030 (i)	19,598	3
Commercial Mortgage Asset Trust, FRN, 0.573%, 1/17/2032 (i)(z)	449,750	598
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	8,092,195
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,195,618
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,426,516
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,746,608
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,897,685
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,176,482
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	8,146,838	8,331,877
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.881%, 6/15/2039	13,668,432	13,756,677
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.134%, 9/15/2039	6,667,307	6,857,502
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 12/25/2035	18,044	17,859
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,898,791
Cutwater Ltd., 2014-1A, “A1B”, FRN, 2.04%, 7/15/2026 (z)	7,416,702	7,361,787
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	1,853,638	1,890,727
Dryden Senior Loan Fund, CLO, “A”, FRN, 2.06%, 1/15/2025 (n)	7,548,370	7,549,683
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	740	180
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043 (i)(q)(z)	38,766	149
Flatiron CLO Ltd., 2013-1A, “A1”, FRN, 2.079%, 1/17/2026 (n)	8,321,193	8,297,926
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,647,629
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,966,050
Galaxy CLO Ltd., FRN, 3.418%, 11/16/2025 (z)	5,290,000	5,225,613
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	862,940	871,077
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	11,128,879	11,220,642

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$7,904,407	$8,432,838
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.824%, 1/15/2019	578,147	578,346
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.068%, 12/10/2027 (n)	1,352,086	1,351,986
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.918%, 4/10/2028 (z)	2,804,930	2,804,632
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	10,011,352
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,308,428	3,482,921
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	538,982	590,240
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049	9,100,614	9,225,848
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.787%, 7/15/2042 (n)(q)	130,000	33,286
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.88%, 2/12/2049	573,360	581,531
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.94%, 6/15/2049	15,944,203	16,049,982
JPMorgan Mortgage Trust, “A1”, FRN, 2.582%, 10/25/2033	274,949	268,125
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.179%, 2/18/2030 (i)	15,352	28
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	3,000,000	2,990,922
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.581%, 5/25/2036	663,399	639,213
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.661%, 4/25/2035	466,517	441,607
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,306,045
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	14,764,000	14,280,390
Morgan Stanley Capital I, Inc., FRN, 1.241%, 11/15/2030 (i)(n)	63,936	749
Morgan Stanley Re-REMIC Trust, FRN, 5.988%, 8/15/2045 (n)	11,500,000	11,658,747
Motor PLC, 2015-1A, “A1”, FRN, 1.125%, 6/25/2022 (n)	3,122,276	3,117,755
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,772,000	6,757,790

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	$7,586,000	$7,569,687
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	9,277,000	9,297,710
Preferred Term Securities XIX Ltd., CDO, FRN, 1.2%, 12/22/2035 (z)	320,314	235,691
Race Point CLO Ltd., “A”, FRN, 2.061%, 2/20/2025 (n)	7,740,000	7,722,616
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	73,969	63,124
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.881%, 7/22/2019 (n)	6,106,000	6,092,783
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.158%, 2/15/2051	6,068,450	6,143,770
Wachovia Bank Commercial Mortgage Trust, FRN, 5.888%, 6/15/2049	13,489,441	13,711,458
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	11,470,270
West CLO Ltd., 2014-1A, “A2”, FRN, 2.779%, 7/18/2026 (z)	7,560,000	7,559,519

		$398,490,506

Automotive – 0.9%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,648,968
General Motors Co., 5.2%, 4/01/2045	4,005,000	4,165,921
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,535,768
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,520,150
Johnson Controls International PLC, 5.7%, 3/01/2041	2,075,000	2,516,477
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	6,214,000	6,252,433

		$22,639,717

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$15,288,872

Broadcasting – 0.6%
Grupo Televisa S.A.B., 5%, 5/13/2045	$6,737,000	$6,425,481
Omnicom Group, Inc., 3.65%, 11/01/2024	1,872,000	1,989,277
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	2,857,000	2,715,270
SES S.A., 5.3%, 4/04/2043 (z)	3,272,000	3,096,159

		$14,226,187

Brokerage & Asset Managers – 0.8%
CME Group, Inc., 3%, 3/15/2025	$2,197,000	$2,305,672
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,591,000	1,652,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$6,058,000	$6,557,216
NYSE Euronext, 2%, 10/05/2017	3,115,000	3,136,649
Raymond James Financial, 3.625%, 9/15/2026	1,278,000	1,298,730
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,411,114
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,847,484

		$21,209,745

Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,874,657
Masco Corp., 4.375%, 4/01/2026	1,122,000	1,180,905
Mohawk Industries, Inc., 3.85%, 2/01/2023	2,668,000	2,804,551

		$12,860,113

Business Services – 0.6%
Equinix, Inc., 4.875%, 4/01/2020	$4,055,000	$4,201,994
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	258,000	275,614
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,807,553
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	2,575,000	2,575,592

		$14,860,753

Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$4,106,563
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	7,676,000	8,467,050
Comcast Corp., 2.75%, 3/01/2023	3,297,000	3,416,322
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)	7,940,000	8,098,800
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,550,798
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	394,902
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,981,469

		$37,015,904

Chemicals – 0.9%
CF Industries Holdings, Inc., 7.125%, 5/01/2020	$3,767,000	$4,337,011
CF Industries Holdings, Inc., 5.375%, 3/15/2044	3,102,000	3,062,682
LYB International Finance B.V., 4.875%, 3/15/2044	2,890,000	3,122,021
LyondellBasell Industries N.V., 5.75%, 4/15/2024	5,384,000	6,421,588
Tronox Finance LLC, 6.375%, 8/15/2020	7,078,000	6,529,455

		$23,472,757

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – 0.6%
Microsoft Corp., 2%, 8/08/2023	$8,215,000	$8,204,016
VeriSign, Inc., 4.625%, 5/01/2023	6,600,000	6,690,750

		$14,894,766

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,287,498

Conglomerates – 0.2%
General Electric Capital Corp., 7.5%, 8/21/2035	$4,000,000	$5,976,952

Consumer Products – 0.8%
Mattel, Inc., 5.45%, 11/01/2041	$4,191,000	$4,520,857
Newell Rubbermaid, Inc., 5.5%, 4/01/2046	1,514,000	1,836,636
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	5,347,000	5,823,460
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,765,000	7,272,950

		$19,453,903

Consumer Services – 1.0%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,726,688
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,786,045
Visa, Inc., 2.8%, 12/14/2022	13,000,000	13,628,316

		$25,141,049

Containers – 0.7%
Ball Corp., 4%, 11/15/2023	$4,870,000	$4,906,525
Ball Corp., 5%, 3/15/2022	1,385,000	1,492,338
Berry Plastics Corp., 5.125%, 7/15/2023	2,905,000	2,948,575
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,298,688

		$16,646,126

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$500,000	$557,334

Energy – Independent – 0.3%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	$3,511,000	$3,967,567
EQT Corp., 4.875%, 11/15/2021	3,718,000	4,071,058

		$8,038,625

Energy – Integrated – 0.1%
BP Capital Markets PLC, 2.237%, 5/10/2019	$2,771,000	$2,815,244

Entertainment – 0.2%
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	$3,710,000	$3,830,575

Financial Institutions – 0.9%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$1,190,000	$1,298,588
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	8,810,000	8,633,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Financial Institutions – continued
Navient Corp., 8%, 3/25/2020	$5,448,000	$5,842,980
Navient Corp., 5%, 10/26/2020	6,643,000	6,551,659

		$22,327,027

Food & Beverages – 2.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,325,337
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	12,222,620
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,593,661
J.M. Smucker Co., 4.25%, 3/15/2035	1,413,000	1,554,972
Kraft Foods Group, Inc., 5%, 6/04/2042	7,063,000	8,115,288
Kraft Heinz Foods Co., 3%, 6/01/2026	2,783,000	2,805,203
Kraft Heinz Foods Co., 5.2%, 7/15/2045	3,178,000	3,758,385
Pernod Ricard S.A., 3.25%, 6/08/2026 (z)	3,500,000	3,555,237
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	4,992,000	5,404,634
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,763,068

		$56,098,405

Food & Drug Stores – 0.9%
CVS Health Corp., 3.5%, 7/20/2022	$5,913,000	$6,329,210
CVS Health Corp., 5.125%, 7/20/2045	5,294,000	6,477,977
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	3,548,000	3,751,943
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	5,813,000	6,239,860

		$22,798,990

Forest & Paper Products – 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$5,299,000	$5,672,876
Packaging Corp. of America, 3.65%, 9/15/2024	3,490,000	3,632,689

		$9,305,565

Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,687,125
Wyndham Worldwide Corp., 5.625%, 3/01/2021	1,732,000	1,942,923
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,155,000	1,262,624

		$7,892,672

Insurance – 1.6%
American International Group, Inc., 3.75%, 7/10/2025	$12,804,000	$13,429,424
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,409,263
Five Corners Funding Trust, 4.419%, 11/15/2023 (n)	4,734,000	5,112,166

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – continued
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	$1,342,000	$1,463,934
Principal Financial Group, Inc., 3.4%, 5/15/2025	8,266,000	8,485,438
Unum Group, 4%, 3/15/2024	6,546,000	6,755,760

		$40,655,985

Insurance – Health – 0.8%
Aetna, Inc., 2.4%, 6/15/2021	$2,904,000	$2,937,625
Aetna, Inc., 4.375%, 6/15/2046	2,178,000	2,280,686
Humana, Inc., 7.2%, 6/15/2018	6,739,000	7,374,973
UnitedHealth Group, Inc., 3.35%, 7/15/2022	7,989,000	8,578,676

		$21,171,960

Insurance – Property & Casualty – 1.9%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,892,719
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	7,151,105
CNA Financial Corp., 5.875%, 8/15/2020	3,280,000	3,725,096
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	10,306,000	11,149,103
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,498,923
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	7,863,000	8,781,336
Marsh & McLennan Cos., Inc., 4.05%, 10/15/2023	4,129,000	4,494,404
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	985,331
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,852,000	4,897,851

		$47,575,868

Local Authorities – 0.6%
State of California (Build America Bonds), 7.625%, 3/01/2040	$860,000	$1,368,742
State of California (Build America Bonds), 7.6%, 11/01/2040	7,175,000	11,674,156
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,491,650

		$15,534,548

Major Banks – 6.5%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$5,664,000	$5,716,562
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	5,000,000	5,303,135
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,603,492
Bank of America Corp., 5.875%, 1/05/2021	1,670,000	1,915,250
Bank of America Corp., 6.1%, 6/15/2017	1,725,000	1,780,666
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,548,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 3.875%, 8/01/2025	$7,955,000	$8,498,462
Bank of America Corp., 4.45%, 3/03/2026	3,614,000	3,878,570
Bank of America Corp., FRN, 6.5%, 10/29/2049	4,004,000	4,336,832
Bank of America Corp., FRN, 6.1%, 12/29/2049	5,000,000	5,212,500
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,058,041
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,333,330
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	4,108,000	4,176,193
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	5,005,000	5,060,315
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,525,353
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	4,868,000	5,308,622
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,501,253
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,048,624
JPMorgan Chase & Co., 2%, 8/15/2017	3,637,000	3,657,815
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	382,263
Morgan Stanley, 5.75%, 10/18/2016	944,000	945,643
Morgan Stanley, 5.5%, 7/24/2020	1,600,000	1,793,013
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	16,211,451
Morgan Stanley, 5.95%, 12/28/2017	400,000	421,178
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	9,118,060
Morgan Stanley, 3.7%, 10/23/2024	2,879,000	3,037,797
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,635,625
Morgan Stanley, 3.125%, 7/27/2026	483,000	485,888
PNC Bank N.A., 3.8%, 7/25/2023	13,950,000	15,103,177
PNC Funding Corp., 5.625%, 2/01/2017	6,173,000	6,261,823
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,421,634
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	5,177,000	4,749,897
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	1,662,000	1,562,280
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,165,599

		$163,758,435

Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$4,733,000	$5,397,901
Catholic Health Initiatives, 2.95%, 11/01/2022	6,666,000	6,744,592
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,600,438

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	$2,518,000	$2,738,783
McKesson Corp., 5.7%, 3/01/2017	1,210,000	1,233,038
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,860,831

		$23,575,583

Medical Equipment – 0.6%
Medtronic, Inc., 4.625%, 3/15/2045	$7,021,000	$8,249,591
Zimmer Holdings, Inc., 2.7%, 4/01/2020	7,783,000	7,952,895

		$16,202,486

Metals & Mining – 1.5%
Barrick Gold Corp., 4.1%, 5/01/2023	$1,684,000	$1,816,058
Barrick North America Finance LLC, 5.75%, 5/01/2043	3,295,000	3,863,842
Barrick North America Finance LLC, 5.7%, 5/30/2041	3,022,000	3,438,858
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	4,000,000	3,589,680
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,000,000	3,320,000
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	8,679,000	8,993,614
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	6,722,159
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	6,091,230

		$37,835,441

Midstream – 1.5%
Energy Transfer Partners LP, 5.15%, 2/01/2043	$3,573,000	$3,291,758
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	7,919,153
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	119,663
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,420,569
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	5,995,000	6,199,771
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	6,393,983
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,307,608
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	8,735,188
Spectra Energy Capital LLC, 8%, 10/01/2019	613,000	707,453

		$39,095,146

Mortgage-Backed – 23.2%
Fannie Mae, 3%, 10/01/2030	$3,021,344	$3,174,244
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	11,213,720	12,063,845
Fannie Mae, 5.05%, 1/01/2017	233,929	234,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.54%, 4/01/2017	$96,826	$97,071
Fannie Mae, 5.413%, 6/01/2017	202,622	203,983
Fannie Mae, 5.65%, 6/01/2017	145,697	148,309
Fannie Mae, 2.71%, 11/01/2017	353,611	357,294
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	18,089,888	20,507,118
Fannie Mae, 3.189%, 12/01/2017	646,836	653,692
Fannie Mae, 3.22%, 12/01/2017	479,407	486,683
Fannie Mae, 3.99%, 4/01/2018	600,000	618,199
Fannie Mae, 3.739%, 6/01/2018	2,418,665	2,487,867
Fannie Mae, 5.323%, 6/01/2018	360,770	377,238
Fannie Mae, 2.578%, 9/25/2018	4,265,755	4,334,286
Fannie Mae, 5.18%, 3/01/2019	120,161	127,762
Fannie Mae, 5.51%, 3/01/2019	180,557	196,929
Fannie Mae, 4.6%, 9/01/2019	710,499	765,770
Fannie Mae, 1.99%, 10/01/2019	2,601,281	2,622,248
Fannie Mae, 4.45%, 10/01/2019	496,743	535,491
Fannie Mae, 1.97%, 11/01/2019	1,021,476	1,037,459
Fannie Mae, 2.03%, 11/01/2019	1,274,987	1,297,191
Fannie Mae, 4.88%, 3/01/2020	16,037	16,991
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	12,503,381	13,896,597
Fannie Mae, 5.19%, 9/01/2020	158,610	172,366
Fannie Mae, 3.416%, 10/01/2020	1,379,936	1,478,959
Fannie Mae, 2.14%, 5/01/2021	939,213	959,633
Fannie Mae, 3.89%, 7/01/2021	1,155,987	1,264,723
Fannie Mae, 2.56%, 10/01/2021	822,979	846,298
Fannie Mae, 2.64%, 11/01/2021	1,232,503	1,287,365
Fannie Mae, 2.75%, 3/01/2022	1,162,904	1,223,083
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	3,978,548	4,572,109
Fannie Mae, 2.525%, 10/01/2022	1,857,896	1,939,751
Fannie Mae, 2.68%, 3/01/2023	1,783,490	1,873,023
Fannie Mae, 2.41%, 5/01/2023	2,077,380	2,154,104
Fannie Mae, 2.55%, 5/01/2023	1,066,094	1,114,118
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	49,135,494	53,946,834
Fannie Mae, 4%, 3/01/2025 - 2/01/2045	77,296,216	83,193,663
Fannie Mae, 4.5%, 5/01/2025	114,847	123,540
Fannie Mae, 3.5%, 9/01/2025 - 8/01/2043	10,584,084	11,217,749
Fannie Mae, 3.95%, 1/01/2027	366,520	413,635
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	9,236,054	9,712,094
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	8,017	9,531
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	7,646,426	8,091,876
Fannie Mae, TBA, 3%, 10/01/2046 - 11/01/2046	43,197,000	44,877,369
Federal Home Loan Bank, 5%, 7/01/2035	3,300,216	3,694,782
Freddie Mac, 3.5%, 7/01/2042	4,939,547	5,230,031
Freddie Mac, 3%, 10/01/2042	315,763	328,859

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	$32,103,563	$34,433,811
Freddie Mac, 3.154%, 2/25/2018	873,964	892,745
Freddie Mac, 5%, 7/01/2018 - 7/01/2041	4,766,342	5,335,443
Freddie Mac, 2.412%, 8/25/2018	2,278,402	2,320,788
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,135,662
Freddie Mac, 2.323%, 10/25/2018	1,194,000	1,216,727
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,221,886
Freddie Mac, 2.13%, 1/25/2019	6,173,448	6,278,046
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,323,233
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	699,486	795,366
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,190,352
Freddie Mac, 1.869%, 11/25/2019	6,121,000	6,217,182
Freddie Mac, 4.251%, 1/25/2020	807,000	873,821
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,757,787
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,622,864
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,696,887
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,561,234
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,213,676
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,318,145
Freddie Mac, 3.3%, 4/25/2023	6,099,972	6,659,774
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,556,592
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,657,891
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,714,638
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,926,463
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,427,724
Freddie Mac, 3.329%, 5/25/2025	6,457,000	7,107,875
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	16,098,443	17,263,611
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	10,300,311	11,303,817
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,811,874
Freddie Mac, 2.673%, 3/25/2026	4,000,000	4,185,166
Freddie Mac, 3.5%, 8/01/2026 - 4/01/2046	30,982,782	32,754,456
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	7,064,075	7,424,874
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	184,139	212,645
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	3,406,829	3,865,196
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	440,832	509,650
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	17,473,260	19,245,231
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	4,548,038	4,897,780
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2045	38,369,403	40,828,131

		$587,724,808

Natural Gas – Distribution – 0.3%
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	$8,200,000	$8,299,884

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – 1.0%
AT&T, Inc., 4.5%, 5/15/2035	$8,154,000	$8,567,318
Frontier Communications Corp., 11%, 9/15/2025	2,970,000	3,099,938
Verizon Communications, Inc., 6.55%, 9/15/2043	6,804,000	9,199,586
Verizon Communications, Inc., 4.125%, 8/15/2046	3,454,000	3,454,953

		$24,321,795

Oil Services – 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$5,630,901	$1,041,717
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	5,189,000	5,184,247

		$6,225,964

Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,710,000	$4,216,967
Valero Energy Corp., 4.9%, 3/15/2045	2,642,000	2,607,736

		$6,824,703

Other Banks & Diversified Financials – 2.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$5,269,000	$5,367,356
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,871,975
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,824,936
Citigroup, Inc., 4.4%, 6/10/2025	4,533,000	4,799,500
Citizens Bank N.A., 2.55%, 5/13/2021	1,575,000	1,603,035
Citizens Financial Group, Inc., 4.3%, 12/03/2025	1,860,000	1,951,648
Discover Bank, 7%, 4/15/2020	7,009,000	7,993,218
Discover Bank, 3.45%, 7/27/2026	1,415,000	1,423,262
Discover Financial Services, 3.75%, 3/04/2025	670,000	678,020
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	7,880,000	9,978,917
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	1,777,000	1,674,416
Macquarie Group Ltd., 3%, 12/03/2018 (n)	350,000	358,026
Rabobank Nederland N.V., 3.95%, 11/09/2022	4,408,000	4,620,805
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,955,310
U.S. Bank NA Cincinnati, 2.8%, 1/27/2025	2,136,000	2,207,120
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,068,075

		$59,375,619

Pharmaceuticals – 3.6%
Actavis Funding SCS, 4.55%, 3/15/2035	$2,232,000	$2,370,826
Actavis Funding SCS, 3%, 3/12/2020	4,494,000	4,640,122
Actavis Funding SCS, 3.8%, 3/15/2025	4,505,000	4,767,885

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	$2,779,000	$2,869,326
Biogen, Inc., 5.2%, 9/15/2045	4,888,000	5,749,534
Celgene Corp., 1.9%, 8/15/2017	5,062,000	5,089,234
Celgene Corp., 2.875%, 8/15/2020	13,158,000	13,611,727
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	2,970,000	2,702,700
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	18,926,000	21,016,679
Gilead Sciences, Inc., 4.8%, 4/01/2044	6,643,000	7,413,688
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	838,500
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	3,961,722
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	7,944,000	7,982,473
Teva Pharmaceutical Industries Ltd., 2.2%, 7/21/2021	3,904,000	3,889,278
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	2,923,000	2,936,522
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	2,418,000	2,406,534

		$92,246,750

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6%, 8/15/2040	$826,000	$761,985

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,610,488

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$5,515,000	$5,645,171
HCP, Inc., REIT, 5.375%, 2/01/2021	1,134,000	1,270,367

		$6,915,538

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$5,395,000	$5,620,694
Boston Properties LP, REIT, 3.8%, 2/01/2024	3,803,000	4,065,498

		$9,686,192

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/2016	$1,013,000	$1,021,224

Real Estate – Retail – 0.8%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$5,043,116
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,566,148
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,626,837
Kimco Realty Corp., 2.8%, 10/01/2026	3,404,000	3,374,722
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	3,213,000	3,835,612

		$21,446,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$7,156,000	$6,919,151
Best Buy Co., Inc., 5.5%, 3/15/2021	7,906,000	8,755,895

		$15,675,046

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT, 5%, 2/15/2024	$7,009,000	$7,938,975
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,523,985
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,262,166
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	952,000	1,040,485
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,288,431
SFR Group S.A., 6%, 5/15/2022 (n)	2,970,000	3,029,400

		$21,083,442

Tobacco – 1.1%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$7,775,000	$8,250,200
Reynolds American, Inc., 5.85%, 8/15/2045	624,000	811,267
Reynolds American, Inc., 4%, 6/12/2022	8,396,000	9,121,053
Reynolds American, Inc., 4.45%, 6/12/2025	4,148,000	4,628,031
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,916,951

		$26,727,502

Transportation – Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,690,000	$3,668,732
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,612,000	1,734,393
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	7,405,000	3,572,912

		$8,976,037

U.S. Government Agencies and Equivalents – 2.2%
Small Business Administration, 4.93%, 1/01/2024	$17,464	$18,697
Small Business Administration, 4.34%, 3/01/2024	30,291	31,907
Small Business Administration, 4.99%, 9/01/2024	20,553	22,103
Small Business Administration, 4.86%, 1/01/2025	48,081	51,318
Small Business Administration, 4.625%, 2/01/2025	52,059	55,818
Small Business Administration, 5.11%, 4/01/2025	37,545	40,683
Small Business Administration, 4.43%, 5/01/2029	594,210	648,970

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.25%, 11/01/2030	$554,998	$587,651
Small Business Administration, 2.85%, 9/01/2031	1,106,160	1,154,003
Small Business Administration, 2.37%, 8/01/2032	981,193	999,033
Small Business Administration, 3.21%, 9/01/2030	5,160,865	5,462,224
Small Business Administration, 2.13%, 1/01/2033	3,719,044	3,751,006
Small Business Administration, 2.21%, 2/01/2033	926,503	935,174
Small Business Administration, 2.22%, 3/01/2033	3,312,356	3,360,130
Small Business Administration, 2.08%, 4/01/2033	5,234,792	5,277,381
Small Business Administration, 2.45%, 6/01/2033	6,423,689	6,577,423
Small Business Administration, 3.15%, 7/01/2033	8,481,435	8,989,879
Small Business Administration, 3.16%, 8/01/2033	8,782,516	9,312,862
Small Business Administration, 3.62%, 9/01/2033	7,915,957	8,613,621

		$55,889,883

U.S. Treasury Obligations – 10.6%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,287,293
U.S. Treasury Bonds, 4.375%, 2/15/2038	17,377,000	24,238,204
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	6,516,919
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	581,992
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,514,042
U.S. Treasury Bonds, 2.875%, 5/15/2043	44,925,200	50,021,425
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,063,124
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	157,556,000	160,762,580
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,617,937
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,935,140
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,567,500
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	8,825,759

		$268,931,915

Utilities – Electric Power – 2.9%
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$6,436,000	$7,757,034
CMS Energy Corp., 6.25%, 2/01/2020	1,925,000	2,193,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
CMS Energy Corp., 5.05%, 3/15/2022	$5,272,000	$6,014,219
Constellation Energy Group, Inc., 5.15%, 12/01/2020	2,487,000	2,765,437
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	7,308,069
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,203,427
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,405,886
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,743,000	2,915,288
Exelon Corp., 4.45%, 4/15/2046	2,510,000	2,696,312
Exelon Generation Co. LLC, 4.25%, 6/15/2022	6,123,000	6,571,246
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,864,785
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,114,083
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,849,519
Southern Co., 2.35%, 7/01/2021	7,039,000	7,173,438

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Southern Co., 4.4%, 7/01/2046	$2,328,000	$2,511,907
Waterford 3 Funding Corp., 8.09%, 1/02/2017	31,771	31,770

		$73,375,967

Total Bonds		$2,487,781,839

PUT OPTIONS PURCHASED – 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF - January 2017 @ $83	5,853	$649,683

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	77,686,050	$77,686,050

Total Investments		$2,566,117,572

OTHER ASSETS, LESS LIABILITIES – (1.1)%		(28,495,617)

Net Assets – 100.0%		$2,537,621,955

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $353,656,129 representing 13.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ballyrock Ltd., CLO, FRN, 1.991%, 5/20/2025	5/10/16	$3,243,911	$3,252,385
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	20,190	739
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	12,375	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	41,641	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	106,562	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037	1/26/07	9,010	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040	3/01/06	118,874	86,370
Commercial Mortgage Asset Trust, FRN, 0.573%, 1/17/2032	4/09/12	1,198	598
Cutwater Ltd., 2014-1A, “A1B”, FRN, 2.04%, 7/15/2026	9/08/16	7,361,347	7,361,787
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	74	180
First Union National Bank Commercial Mortgage Trust, FRN, 2.477%, 1/12/2043	4/09/12	2	149
Galaxy CLO Ltd., FRN, 3.418%, 11/16/2025	6/22/16	5,122,460	5,225,613
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.918%, 4/10/2028	3/25/14	2,804,930	2,804,632
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	8,299,884
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	2,985,212	2,990,922
Pernod Ricard S.A., 3.25%, 6/08/2026	6/01/16	3,480,993	3,555,237

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Preferred Term Securities XIX Ltd., CDO, FRN, 1.2%, 12/22/2035	3/28/11	$223,476	$235,691
SES S.A., 5.3%, 4/04/2043	1/08/14	3,181,401	3,096,159
West CLO Ltd., 2014-1A, “A2”, FRN, 2.779%, 7/18/2026	7/21/16	7,467,109	7,559,519
Total Restricted Securities			$44,469,865
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Derivative Contracts at 9/30/16

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	225	$29,503,125	December - 2016	$28,160

Liability Derivatives
Interest Rate Futures
U.S. Ultra Bond (Long)	USD	85	$15,629,375	December - 2016	$(295,972)

At September 30, 2016, the fund had liquid securities with an aggregate value of $191,826 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$649,683	$—	$—	$649,683
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	324,821,797	—	324,821,797
U.S. Corporate Bonds	—	992,208,224	—	992,208,224
Residential Mortgage-Backed Securities	—	592,730,866	—	592,730,866
Commercial Mortgage-Backed Securities	—	247,355,004	—	247,355,004
Asset-Backed Securities (including CDOs)	—	146,129,445	—	146,129,445
Foreign Bonds	—	184,536,503	—	184,536,503
Mutual Funds	77,686,050	—	—	77,686,050
Total Investments	$78,335,733	$2,487,781,839	$—	$2,566,117,572

Other Financial Instruments
Futures Contracts	$(267,812)	$—	$—	$(267,812)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,511,046,873
Gross unrealized appreciation	86,556,743
Gross unrealized depreciation	(31,486,044)
Net unrealized appreciation (depreciation)	$55,070,699

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	86,235,675	469,134,473	(477,684,098)	77,686,050

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$897	$—	$101,651	$77,686,050

QUARTERLY REPORT

September 30, 2016

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 4.4%
Honeywell International, Inc.	84,031	$9,797,176
Leidos Holdings, Inc.	72,419	3,134,294
Northrop Grumman Corp.	24,313	5,201,766
Orbital ATK, Inc.	31,044	2,366,484
Rockwell Collins, Inc.	32,067	2,704,531
United Technologies Corp.	46,002	4,673,803

		$27,878,054

Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	26,861	$4,472,088
Molson Coors Brewing Co.	23,846	2,618,291

		$7,090,379

Apparel Manufacturers – 2.0%
Hanesbrands, Inc.	126,084	$3,183,621
NIKE, Inc., “B”	114,331	6,019,527
PVH Corp.	28,519	3,151,350

		$12,354,498

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	33,086	$4,054,358
Celgene Corp. (a)	64,689	6,761,941

		$10,816,299

Broadcasting – 1.3%
Time Warner, Inc.	62,568	$4,981,038
Twenty-First Century Fox, Inc.	131,345	3,181,176

		$8,162,214

Brokerage & Asset Managers – 2.0%
Blackstone Group LP	58,151	$1,484,595
Charles Schwab Corp.	159,573	5,037,720
NASDAQ, Inc.	88,720	5,992,149

		$12,514,464

Business Services – 4.3%
Accenture PLC, “A”	41,314	$5,047,331
Cognizant Technology Solutions Corp., “A” (a)	84,723	4,042,134
Equifax, Inc.	26,637	3,584,807
Fidelity National Information Services, Inc.	68,920	5,308,908
Fiserv, Inc. (a)	31,191	3,102,569
Gartner, Inc. (a)	25,962	2,296,339
Global Payments, Inc.	49,186	3,775,517

		$27,157,605

Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	31,175	$8,416,315
Comcast Corp., “A”	37,770	2,505,662

		$10,921,977

Chemicals – 2.4%
E.I. du Pont de Nemours & Co.	62,614	$4,193,260
Monsanto Co.	37,594	3,842,107

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	69,500	$7,183,520

		$15,218,887

Computer Software – 2.7%
Adobe Systems, Inc. (a)	49,509	$5,373,707
Akamai Technologies, Inc. (a)	50,136	2,656,707
Sabre Corp.	101,429	2,858,269
Salesforce.com, Inc. (a)	83,965	5,989,223

		$16,877,906

Computer Software – Systems – 3.7%
Apple, Inc. (s)	96,118	$10,866,140
Constellation Software, Inc.	6,016	2,711,980
Hewlett Packard Enterprise	283,737	6,455,017
SS&C Technologies Holdings, Inc.	90,881	2,921,824

		$22,954,961

Construction – 1.0%
Sherwin-Williams Co.	12,840	$3,552,314
Toll Brothers, Inc. (a)	94,483	2,821,262

		$6,373,576

Consumer Products – 3.0%
Estee Lauder Cos., Inc., “A”	34,544	$3,059,217
Newell Brands, Inc.	75,449	3,973,144
Procter & Gamble Co.	131,178	11,773,226

		$18,805,587

Consumer Services – 0.9%
Priceline Group, Inc. (a)	3,716	$5,468,057

Containers – 0.5%
Berry Plastics Group, Inc. (a)	74,820	$3,280,857

Electrical Equipment – 2.1%
Fortive Corp.	55,254	$2,812,429
Johnson Controls International PLC	139,276	6,480,512
W.W. Grainger, Inc.	16,717	3,758,650

		$13,051,591

Electronics – 1.2%
Broadcom Corp.	43,296	$7,469,426

Energy – Independent – 4.2%
EOG Resources, Inc.	98,461	$9,522,163
EQT Corp.	35,193	2,555,716
Noble Energy, Inc.	73,190	2,615,811
Pioneer Natural Resources Co.	20,905	3,881,013
Range Resources Corp.	93,829	3,635,864
Valero Energy Corp.	73,671	3,904,563

		$26,115,130

Energy – Integrated – 1.2%
Exxon Mobil Corp.	85,859	$7,493,774

Food & Beverages – 2.3%
Archer Daniels Midland Co.	57,096	$2,407,738
J.M. Smucker Co.	30,271	4,102,931

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., “A”	39,243	$3,100,589
Mondelez International, Inc.	112,022	4,917,766

		$14,529,024

Food & Drug Stores – 1.1%
CVS Health Corp.	79,180	$7,046,228

General Merchandise – 2.0%
Costco Wholesale Corp.	41,064	$6,262,671
Dollar Tree, Inc. (a)	47,624	3,758,962
Target Corp.	40,195	2,760,593

		$12,782,226

Health Maintenance Organizations – 1.4%
Cigna Corp.	18,998	$2,475,819
UnitedHealth Group, Inc.	46,574	6,520,360

		$8,996,179

Insurance – 2.9%
American International Group, Inc.	83,872	$4,976,964
Aon PLC	76,139	8,564,876
Chubb Ltd.	36,908	4,637,490

		$18,179,330

Internet – 6.0%
Alibaba Group Holding Ltd., ADR (a)	30,973	$3,276,634
Alphabet, Inc., “A” (a)	18,843	15,150,903
Alphabet, Inc., “C” (a)	8,066	6,269,621
Facebook, Inc., “A” (a)	99,902	12,814,430

		$37,511,588

Machinery & Tools – 1.5%
Roper Technologies, Inc.	38,474	$7,020,351
SPX FLOW, Inc. (a)	87,069	2,692,173

		$9,712,524

Major Banks – 2.0%
Goldman Sachs Group, Inc.	35,855	$5,782,336
PNC Financial Services Group, Inc.	75,607	6,811,435

		$12,593,771

Medical & Health Technology & Services – 1.0%
McKesson Corp.	20,853	$3,477,238
VCA, Inc. (a)	43,720	3,059,526

		$6,536,764

Medical Equipment – 5.4%
Danaher Corp.	75,280	$5,901,199
Medtronic PLC	114,922	9,929,261
PerkinElmer, Inc.	92,710	5,201,958
Steris PLC	29,632	2,166,099
Stryker Corp.	54,886	6,389,279
Zimmer Biomet Holdings, Inc.	34,749	4,518,065

		$34,105,861

Natural Gas – Distribution – 0.6%
Sempra Energy	37,726	$4,043,850

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Pipeline – 0.5%
Enterprise Products Partners LP	112,773	$3,115,918

Network & Telecom – 1.5%
Cisco Systems, Inc.	293,196	$9,300,177

Oil Services – 1.2%
Halliburton Co.	106,664	$4,787,080
Schlumberger Ltd.	32,729	2,573,809

		$7,360,889

Other Banks & Diversified Financials – 7.1%
Citigroup, Inc. (s)	284,752	$13,448,837
Discover Financial Services	67,090	3,793,940
U.S. Bancorp	213,332	9,149,809
Visa, Inc., “A” (s)	183,115	15,143,611
Wintrust Financial Corp.	61,610	3,423,668

		$44,959,865

Pharmaceuticals – 4.8%
Allergan PLC (a)	31,466	$7,246,934
Eli Lilly & Co.	102,517	8,228,014
Merck & Co., Inc.	164,806	10,285,542
Zoetis, Inc.	86,337	4,490,387

		$30,250,877

Railroad & Shipping – 1.6%
Canadian Pacific Railway Ltd.	22,869	$3,492,096
Union Pacific Corp.	69,511	6,779,408

		$10,271,504

Real Estate – 2.1%
Store Capital Corp., REIT	297,095	$8,755,390
Tanger Factory Outlet Centers, Inc., REIT	120,608	4,698,888

		$13,454,278

Restaurants – 2.2%
Aramark	119,020	$4,526,331
Starbucks Corp.	97,884	5,299,440
YUM! Brands, Inc.	41,962	3,810,569

		$13,636,340

Specialty Stores – 4.1%
Amazon.com, Inc. (a)	14,924	$12,496,014
AutoZone, Inc. (a)	5,060	3,887,800
Lululemon Athletica, Inc. (a)	28,449	1,734,820
Ross Stores, Inc.	69,486	4,467,950
Urban Outfitters, Inc. (a)	94,801	3,272,531

		$25,859,115

Telecommunications – Wireless – 1.2%
SBA Communications Corp. (a)	66,544	$7,463,575

Telephone Services – 1.2%
Verizon Communications, Inc.	139,135	$7,232,237

Tobacco – 1.7%
Philip Morris International, Inc.	71,661	$6,966,882
Reynolds American, Inc.	83,081	3,917,269

		$10,884,151

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	46,998	$3,017,742
CMS Energy Corp.	119,917	5,037,713
NextEra Energy, Inc.	44,570	5,451,802
Xcel Energy, Inc.	68,128	2,802,786

		$16,310,043

Total Common Stocks		$626,141,556

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Frontier Communications Corp., 11.125%	23,254	$1,951,243

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.4% (v)	1,293,454	$1,293,454

Total Investments		$629,386,253

SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(13,028)	$(1,227,368)

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,549,418

Net Assets – 100.0%		$629,708,303

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2016, the fund had cash collateral of $5,176 and other liquid securities with an aggregate value of $2,329,585 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$628,092,799	$—	$—	$628,092,799
Mutual Funds	1,293,454	—	—	1,293,454
Total Investments	$629,386,253	$—	$—	$629,386,253
Short Sales	$(1,227,368)	$—	$—	$(1,227,368)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$492,883,456
Gross unrealized appreciation	146,199,006
Gross unrealized depreciation	(9,696,209)
Net unrealized appreciation (depreciation)	$136,502,797

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	378,735	81,023,867	(80,109,148)	1,293,454

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$10,715	$1,293,454

5

QUARTERLY REPORT

September 30, 2016

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.0%
Aerospace – 2.8%
Boeing Co.	32,572	$4,291,045
Honeywell International, Inc.	180,510	21,045,661
Lockheed Martin Corp.	54,997	13,183,881
Northrop Grumman Corp.	81,063	17,343,429
Orbital ATK, Inc.	19,393	1,478,328
Rockwell Collins, Inc.	19,082	1,609,376
United Technologies Corp.	160,393	16,295,929

		$75,247,649

Airlines – 0.5%
Copa Holdings S.A., “A”	49,408	$4,344,445
Delta Air Lines, Inc.	188,786	7,430,617

		$11,775,062

Alcoholic Beverages – 0.4%
Diageo PLC	331,803	$9,506,615

Apparel Manufacturers – 0.1%
Hanesbrands, Inc.	50,324	$1,270,681

Automotive – 1.1%
Delphi Automotive PLC	109,370	$7,800,268
General Motors Co.	125,901	3,999,875
Harley-Davidson, Inc.	48,024	2,525,582
Hyundai Motor Co. Ltd.	26,825	3,312,269
Kia Motors Corp.	132,012	5,074,398
LKQ Corp. (a)	102,941	3,650,288
Magna International, Inc.	58,868	2,527,113

		$28,889,793

Biotechnology – 0.2%
Celgene Corp. (a)	20,690	$2,162,726
Gilead Sciences, Inc.	35,540	2,811,925

		$4,974,651

Broadcasting – 1.1%
Interpublic Group of Companies, Inc.	46,362	$1,036,191
Omnicom Group, Inc.	133,006	11,305,510
Time Warner, Inc.	150,114	11,950,576
Twenty-First Century Fox, Inc.	110,867	2,685,199
Walt Disney Co.	35,463	3,293,094

		$30,270,570

Brokerage & Asset Managers – 1.0%
BlackRock, Inc.	25,012	$9,065,850
Blackstone Group LP	108,645	2,773,707
Charles Schwab Corp.	100,098	3,160,094
Franklin Resources, Inc.	194,688	6,925,052
NASDAQ, Inc.	76,926	5,195,582

		$27,120,285

Business Services – 1.7%
Accenture PLC, “A”	195,609	$23,897,552
Amdocs Ltd.	18,513	1,070,977
Cognizant Technology Solutions Corp., “A” (a)	36,499	1,741,367

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
Equifax, Inc.	9,530	$1,282,547
Fidelity National Information Services, Inc.	64,576	4,974,289
Fiserv, Inc. (a)	23,089	2,296,663
Global Payments, Inc.	139,788	10,730,127

		$45,993,522

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	46,906	$12,663,213
Comcast Corp., “A”	424,375	28,153,038

		$40,816,251

Chemicals – 2.2%
3M Co.	109,381	$19,276,214
Celanese Corp.	50,905	3,388,237
E.I. du Pont de Nemours & Co.	96,936	6,491,804
LyondellBasell Industries N.V., “A”	66,610	5,372,763
Monsanto Co.	54,189	5,538,116
PPG Industries, Inc.	185,228	19,145,166

		$59,212,300

Computer Software – 1.0%
CA, Inc.	44,736	$1,479,867
Intuit, Inc.	16,967	1,866,540
Microsoft Corp.	176,136	10,145,434
Oracle Corp.	197,079	7,741,263
Sabre Corp.	146,905	4,139,783

		$25,372,887

Computer Software – Systems – 0.8%
Apple, Inc.	35,901	$4,058,608
Hewlett Packard Enterprise	130,233	2,962,801
International Business Machines Corp.	90,455	14,368,777

		$21,390,186

Construction – 0.6%
Owens Corning	211,528	$11,293,480
Stanley Black & Decker, Inc.	46,257	5,688,686

		$16,982,166

Consumer Products – 0.7%
Coty, Inc. (a)	99,664	$2,312,205
Coty, Inc., “A” (l)	95,903	2,253,721
Kimberly-Clark Corp.	30,653	3,866,569
Newell Brands, Inc.	20,028	1,054,674
Procter & Gamble Co.	73,378	6,585,676
Reckitt Benckiser Group PLC	32,996	3,107,077

		$19,179,922

Containers – 0.1%
Crown Holdings, Inc. (a)	48,309	$2,757,961

Electrical Equipment – 1.1%
Fortive Corp.	53,724	$2,734,552
Johnson Controls International PLC	438,246	20,391,587

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
MSC Industrial Direct Co., Inc., “A”	18,002	$1,321,527
Pentair PLC	76,909	4,940,634

		$29,388,300

Electronics – 1.3%
Analog Devices, Inc.	18,690	$1,204,571
Broadcom Corp.	16,808	2,899,716
Intel Corp.	126,907	4,790,739
Maxim Integrated Products, Inc.	84,322	3,366,977
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	298,979	9,145,768
Texas Instruments, Inc.	178,387	12,519,200

		$33,926,971

Energy – Independent – 2.1%
Anadarko Petroleum Corp.	80,826	$5,121,135
Canadian Natural Resources Ltd.	62,649	2,007,274
EOG Resources, Inc.	104,940	10,148,747
EQT Corp.	57,082	4,145,295
Hess Corp.	70,249	3,766,751
Noble Energy, Inc.	107,035	3,825,431
Occidental Petroleum Corp.	134,920	9,838,366
Rice Energy, Inc. (a)	127,464	3,328,085
Targa Resources Corp.	54,169	2,660,240
Valero Energy Corp.	199,874	10,593,322

		$55,434,646

Energy – Integrated – 1.2%
BP PLC	1,432,723	$8,356,604
Chevron Corp.	103,910	10,694,417
Exxon Mobil Corp.	156,493	13,658,709

		$32,709,730

Food & Beverages – 2.7%
Archer Daniels Midland Co.	382,808	$16,143,013
Coca-Cola Co.	71,505	3,026,092
Coca-Cola European Partners PLC	140,056	5,588,234
Danone S.A.	81,253	6,028,747
Dean Foods Co.	51,062	837,417
Flowers Foods, Inc.	106,595	1,611,716
General Mills, Inc.	167,194	10,680,353
J.M. Smucker Co.	22,388	3,034,470
Kellogg Co.	46,777	3,623,814
Marine Harvest	226,551	4,055,168
Mead Johnson Nutrition Co., “A”	1,518	119,937
Mondelez International, Inc.	78,810	3,459,759
Nestle S.A.	163,943	12,918,000

		$71,126,720
Food & Drug Stores – 1.1%
CVS Health Corp.	259,151	$23,061,847
Kroger Co.	107,494	3,190,422
Lawson, Inc.	23,500	1,851,658

		$28,103,927

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc.	77,339	$1,773,383

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.8%
Kohl’s Corp.	67,011	$2,931,731
Target Corp.	275,084	18,892,769

		$21,824,500

Health Maintenance Organizations – 0.2%
Cigna Corp.	42,685	$5,562,709

Insurance – 3.8%
Aon PLC	123,908	$13,938,411
Chubb Ltd.	159,948	20,097,466
MetLife, Inc.	503,738	22,381,079
Prudential Financial, Inc.	169,647	13,851,678
Sony Financial Holdings, Inc.	129,900	1,788,545
Travelers Cos., Inc.	131,229	15,032,282
Validus Holdings Ltd.	157,144	7,828,914
Zurich Insurance Group AG	26,574	6,838,394

		$101,756,769

Internet – 0.7%
Alphabet, Inc., “A” (a)	4,452	$3,579,675
Facebook, Inc., “A” (a)	115,425	14,805,565

		$18,385,240

Machinery & Tools – 1.5%
Allison Transmission Holdings, Inc.	219,840	$6,305,011
Caterpillar, Inc.	14,812	1,314,861
Cummins, Inc.	21,520	2,757,788
Deere & Co.	69,393	5,922,693
Eaton Corp. PLC	131,222	8,622,598
Illinois Tool Works, Inc.	94,768	11,356,997
Ingersoll-Rand Co. Ltd., “A”	39,389	2,676,089

		$38,956,037

Major Banks – 5.9%
Bank of America Corp.	1,031,772	$16,147,232
Bank of New York Mellon Corp.	324,841	12,954,659
BNP Paribas	36,375	1,870,246
BOC Hong Kong Holdings Ltd.	497,500	1,689,339
Goldman Sachs Group, Inc.	97,544	15,730,921
JPMorgan Chase & Co.	842,586	56,107,802
Morgan Stanley	142,746	4,576,437
PNC Financial Services Group, Inc.	113,257	10,203,323
Royal Bank of Canada	117,284	7,264,376
State Street Corp.	138,405	9,637,140
Sumitomo Mitsui Financial Group, Inc.	133,100	4,485,861
Wells Fargo & Co.	340,217	15,064,809

		$155,732,145

Medical & Health Technology & Services – 0.4%
Express Scripts Holding Co. (a)	46,001	$3,244,451
HCA Holdings, Inc. (a)	17,749	1,342,357
McKesson Corp.	39,137	6,526,095

		$11,112,903

Medical Equipment – 3.3%
Abbott Laboratories	388,646	$16,435,839
Cooper Cos., Inc.	20,648	3,701,360
Danaher Corp.	210,081	16,468,250

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Medtronic PLC	225,070	$19,446,048
St. Jude Medical, Inc.	91,875	7,327,950
Thermo Fisher Scientific, Inc.	110,808	17,625,120
Zimmer Biomet Holdings, Inc.	42,709	5,553,024

		$86,557,591

Metals & Mining – 0.3%
Rio Tinto Ltd.	203,818	$6,801,278

Natural Gas – Distribution – 0.1%
Engie	215,169	$3,333,180

Natural Gas – Pipeline – 0.3%
Enterprise Products Partners LP	64,093	$1,770,890
Plains All American Pipeline LP	61,459	1,930,427
Western Gas Equity Partners LP	1,668	91,823
Williams Partners LP	72,617	2,700,626

		$6,493,766

Network & Telecom – 0.8%
Cisco Systems, Inc.	512,773	$16,265,160
Motorola Solutions, Inc.	58,300	4,447,124

		$20,712,284

Oil Services – 0.3%
National Oilwell Varco, Inc.	35,843	$1,316,872
Schlumberger Ltd.	98,277	7,728,503

		$9,045,375

Other Banks & Diversified Financials – 2.2%
American Express Co.	131,442	$8,417,546
BB&T Corp.	137,141	5,172,959
Citigroup, Inc.	204,407	9,654,143
Discover Financial Services	104,366	5,901,897
SunTrust Banks, Inc.	55,322	2,423,104
U.S. Bancorp	376,434	16,145,254
UBS AG	292,993	3,990,013
Visa, Inc., “A”	68,256	5,644,771

		$57,349,687

Pharmaceuticals – 4.3%
Allergan PLC (a)	14,834	$3,416,419
Bayer AG	86,046	8,644,279
Bristol-Myers Squibb Co.	57,635	3,107,679
Eli Lilly & Co.	213,933	17,170,263
Johnson & Johnson	272,457	32,185,345
Merck & Co., Inc.	492,313	30,725,254
Novartis AG	16,935	1,331,790
Pfizer, Inc.	506,936	17,169,922
Roche Holding AG	4,860	1,205,620

		$114,956,571

Printing & Publishing – 0.2%
Moody’s Corp.	23,949	$2,593,198
S&P Global, Inc.	9,635	1,219,406
Time, Inc.	5,267	76,266
Transcontinental, Inc., “A”	163,112	2,190,658

		$6,079,528

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 0.4%
Canadian National Railway Co.	43,638	$2,853,925
Union Pacific Corp.	85,533	8,342,033

		$11,195,958

Real Estate – 0.7%
Annaly Mortgage Management, Inc., REIT	291,276	$3,058,398
Medical Properties Trust, Inc., REIT	348,140	5,142,028
Mid-America Apartment Communities, Inc., REIT	54,781	5,148,866
Starwood Property Trust, Inc., REIT	109,014	2,454,995
Store Capital Corp., REIT	119,869	3,532,539
Washington Prime Group, Inc., REIT	7,472	92,503

		$19,429,329

Restaurants – 0.3%
Aramark	105,568	$4,014,751
Brinker International, Inc.	4,158	209,688
YUM! Brands, Inc.	24,510	2,225,753

		$6,450,192

Specialty Chemicals – 0.3%
Axalta Coating Systems Ltd. (a)	154,378	$4,364,266
Praxair, Inc.	18,108	2,187,990

		$6,552,256

Specialty Stores – 1.0%
Abercrombie & Fitch Co., “A”	44,944	$714,160
Advance Auto Parts, Inc.	10,136	1,511,480
Amazon.com, Inc. (a)	16,878	14,132,118
American Eagle Outfitters, Inc.	111,269	1,987,264
Gap, Inc.	369,752	8,223,284

		$26,568,306

Telecommunications – Wireless – 0.0%
Vodafone Group PLC	366,359	$1,052,993

Telephone Services – 1.5%
AT&T, Inc.	72,539	$2,945,809
Frontier Communications Corp.	477,149	1,984,940
TDC A.S. (a)	409,465	2,408,145
Telefonica Brasil S.A., ADR	156,232	2,260,677
Verizon Communications, Inc.	557,089	28,957,486

		$38,557,057

Tobacco – 2.4%
Altria Group, Inc.	270,026	$17,073,744
Japan Tobacco, Inc.	49,000	2,001,898
Philip Morris International, Inc.	419,495	40,783,304
Reynolds American, Inc.	75,104	3,541,154

		$63,400,100

Trucking – 0.4%
United Parcel Service, Inc., “B”	103,282	$11,294,920

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	105,144	$6,751,296
Duke Energy Corp.	83,076	6,649,403

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
Exelon Corp.	300,515	$10,004,144
PPL Corp.	287,896	9,952,565
Public Service Enterprise Group, Inc.	70,206	2,939,525
SSE PLC	121,776	2,474,929
Xcel Energy, Inc.	27,690	1,139,167

		$39,911,029

Total Common Stocks		$1,562,295,881

BONDS – 38.7%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,506,073

Asset-Backed & Securitized – 2.4%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)	$836,985	$836,264
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040 (z)	2,429,302	1,765,050
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	38,850	7,708
Cent LP, 2013-17A, “A1”, CLO, FRN, 2.056%, 1/30/2025 (n)	2,547,000	2,541,448
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)	3,425,000	3,443,493
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	3,050,000	3,105,315
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	1,837,929	1,845,776
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,338,341
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	4,013,727	4,105,801
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,491,271
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.78%, 7/15/2025 (n)	3,273,000	3,247,395
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,735,000	1,768,729
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,465,000	1,497,787
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.867%, 1/19/2025 (n)	2,158,179	2,153,383
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	790,949	762,470
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	5,978,000	6,027,292
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,526,764
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.864%, 4/25/2025 (n)	2,971,000	2,956,667
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,245,208

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049	$731,203	$741,265
Morgan Stanley Capital I, Inc., FRN, 1.241%, 11/15/2030 (i)(n)	2,953,162	34,605
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,572,046	1,341,574
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.158%, 2/15/2051	658,788	666,964
Wachovia Bank Commercial Mortgage Trust, FRN, 5.888%, 6/15/2049	4,011,472	4,077,495
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,633,816

		$64,161,881

Automotive – 0.4%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$2,353,000	$2,381,897
General Motors Financial Co., Inc., 5.25%, 3/01/2026	1,168,000	1,282,796
Toyota Motor Credit Corp., 3.4%, 9/15/2021	3,170,000	3,417,529
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	3,032,000	3,044,092

		$10,126,314

Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$2,839,000	$3,833,831
Grupo Televisa S.A.B., 5%, 5/13/2045	1,122,000	1,070,119

		$4,903,950

Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$903,000	$938,121
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,768,542

		$3,706,663

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,887,742

Computer Software – Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,686,594
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,331,653

		$5,018,247

Conglomerates – 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023	$484,000	$514,187
General Electric Capital Corp., FRN, 1.284%, 1/09/2020	1,939,000	1,952,271

		$2,466,458

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – 0.3%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,947,506
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,723,019

		$6,670,525

Consumer Services – 0.1%
Visa, Inc., 3.15%, 12/14/2025	$3,594,000	$3,796,454

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$3,630,000	$3,902,098
Petroleos Mexicanos, 3.125%, 1/23/2019	1,277,000	1,288,493
Petroleos Mexicanos, 8%, 5/03/2019	2,671,000	3,008,882
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	2,591,000	2,664,517

		$10,863,990

Emerging Market Sovereign – 0.1%
United Mexican States, 4.75%, 3/08/2044	$2,089,000	$2,164,726

Energy – Independent – 0.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$207,000	$215,806

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,158,768
BP Capital Markets PLC, 4.742%, 3/11/2021	3,027,000	3,406,789
Chevron Corp., 0.987%, 11/15/2017	5,248,000	5,253,589
Petro-Canada, 6.05%, 5/15/2018	1,942,000	2,075,068
Shell International Finance B.V., 3.75%, 9/12/2046	1,199,000	1,183,689
Total Capital International S.A., 1.55%, 6/28/2017	1,746,000	1,750,980
Total Capital International S.A., 3.75%, 4/10/2024	3,360,000	3,705,112

		$18,533,995

Financial Institutions – 0.1%
GE Capital International Funding Co., 3.373%, 11/15/2025	$1,258,000	$1,361,177

Food & Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,789,000	$2,995,386
Anheuser-Busch InBev S.A., 8%, 11/15/2039	3,600,000	5,746,666
Diageo Capital PLC, 2.625%, 4/29/2023	1,270,000	1,307,339
J.M. Smucker Co., 3.5%, 3/15/2025	1,794,000	1,921,315
Kraft Foods Group, Inc., 3.5%, 6/06/2022	1,463,000	1,554,446
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	768,280

		$14,293,432

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Drug Stores – 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$3,328,000	$3,622,921
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	2,550,000	2,696,577
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	1,318,000	1,400,658

		$7,720,156

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,724,728
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,823,100

		$8,547,828

Insurance – Health – 0.4%
Aetna, Inc., 3.2%, 6/15/2026	$3,416,000	$3,473,133
Anthem, Inc., 3.3%, 1/15/2023	2,122,000	2,223,856
UnitedHealth Group, Inc., 3.75%, 7/15/2025	3,987,000	4,378,364

		$10,075,353

Insurance – Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,221,332
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	1,699,000	1,837,990
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,651,910
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,514,000	1,528,307

		$8,239,539

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$5,018,389
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,550,125

		$11,568,514

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,157,900

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,782,797

Major Banks – 1.7%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,545,505
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,229,444
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,183,783
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,533,099
BNP Paribas, 7.195% to 6/25/2037, FRN to 6/29/2049 (n)	1,842,000	2,072,250

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks – continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	$1,300,000	$1,408,875
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,842,952
JPMorgan Chase & Co., 6.3%, 4/23/2019	3,410,000	3,798,743
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	2,336,000	2,533,710
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,409,531
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,593,435
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,296,883
PNC Funding Corp., 5.625%, 2/01/2017	3,348,000	3,396,174
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,363,288

		$45,207,672

Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 6.375%, 8/01/2019	$3,950,000	$4,457,046
Becton, Dickinson and Co., 2.675%, 12/15/2019	1,842,000	1,902,252
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	2,640,000	2,749,391
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	742,000	736,377

		$9,845,066

Medical Equipment – 0.3%
Medtronic, Inc., 4.375%, 3/15/2035	$2,886,000	$3,270,363
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,877,294

		$7,147,657

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$3,570,000	$3,203,789

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,911,801
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,322,117
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,397,019
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,188,499
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	1,661,000	1,994,971
Spectra Energy Capital LLC, 8%, 10/01/2019	2,734,000	3,155,266

		$14,969,673

Mortgage-Backed – 11.5%
Fannie Mae, 3%, 10/01/2030	$1,846,982	$1,940,452
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	6,424,774	6,912,951
Fannie Mae, 3.5%, 7/01/2043	1,870,534	1,980,943
Fannie Mae, 3.5%, 6/01/2045 - 9/01/2045	6,680,088	7,046,930
Fannie Mae, 5.05%, 1/01/2017	448,963	449,107

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 1/01/2017 - 7/01/2037	$9,566,971	$11,031,378
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	18,139,609	20,487,128
Fannie Mae, 3.8%, 2/01/2018	307,937	315,135
Fannie Mae, 3.91%, 2/01/2018	449,644	460,435
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	7,901,535	8,755,697
Fannie Mae, 4.5%, 4/01/2018 - 6/01/2044	18,141,018	19,927,305
Fannie Mae, 2.578%, 9/25/2018	2,263,694	2,300,061
Fannie Mae, 4.6%, 9/01/2019	475,561	512,555
Fannie Mae, 2.59%, 5/01/2023	474,607	497,135
Fannie Mae, 2.7%, 7/01/2025	367,000	383,987
Fannie Mae, 3%, 3/01/2027 - 4/01/2031	10,003,204	10,515,272
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,904,116	3,407,977
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	27,601,835	29,716,025
Fannie Mae, 3.5%, 11/01/2041 - 10/01/2045	10,860,995	11,521,505
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	8,440,718	8,924,794
Fannie Mae, TBA, 2.5%, 10/01/2031	1,385,000	1,434,520
Fannie Mae, TBA, 3%, 10/01/2031 - 10/01/2046	8,758,000	9,167,274
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	8,203,195	8,798,750
Freddie Mac, 6%, 4/01/2017 - 6/01/2037	4,275,860	4,900,189
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	4,547,859	5,027,086
Freddie Mac, 3.154%, 2/25/2018	401,930	410,567
Freddie Mac, 4.5%, 5/01/2018 - 5/01/2042	4,611,857	4,986,973
Freddie Mac, 2.412%, 8/25/2018	1,802,909	1,836,450
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	3,883,566	4,376,805
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,671,404
Freddie Mac, 2.456%, 8/25/2019	500,000	514,329
Freddie Mac, 1.869%, 11/25/2019	1,266,000	1,285,893
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,571,272
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,118,693
Freddie Mac, 2.51%, 11/25/2022	1,272,000	1,327,972
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,304,126
Freddie Mac, 3.32%, 2/25/2023	618,000	674,574
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,691,769
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,813,639
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,418,316
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,640,879
Freddie Mac, 2.673%, 3/25/2026	1,450,000	1,517,123
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	13,107,205	13,768,274
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,843,218	2,170,785
Freddie Mac, 4%, 11/01/2040 - 9/01/2045	12,946,118	13,925,634
Freddie Mac, 3.5%, 2/01/2042 - 4/01/2046	24,282,699	25,787,691

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, TBA, 4%, 11/01/2046	$1,847,000	$1,978,959
Ginnie Mae, 4%, 2/20/2042	129,388	139,118
Ginnie Mae, 3%, 2/15/2043 - 6/20/2043	4,465,401	4,704,866
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,449,923	4,053,107
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	2,210,917	2,519,240
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	5,727,053	6,359,626
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	722,827	813,453
Ginnie Mae, 4%, 1/20/2041 - 4/20/2041	6,068,001	6,541,361
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	10,299,607	10,986,240
Ginnie Mae, 3%, 7/20/2043	627,810	660,720

		$305,984,449

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,637,097
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,635,302
Verizon Communications, Inc., 6.4%, 9/15/2033	1,031,000	1,335,812
Verizon Communications, Inc., 5.05%, 3/15/2034	3,101,000	3,485,440

		$10,093,651

Oils – 0.2%
Valero Energy Corp., 3.4%, 9/15/2026	$5,276,000	$5,240,846

Other Banks & Diversified Financials – 0.7%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,271,118
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,229,575
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,488,879
Discover Bank, 4.2%, 8/08/2023	1,540,000	1,657,368
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,106,000	3,933,314
Swedbank AB, 2.125%, 9/29/2017 (n)	821,000	827,013
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,666,563

		$18,073,830

Pharmaceuticals – 0.9%
AbbVie, Inc., 3.6%, 5/14/2025	$1,783,000	$1,863,704
Actavis Funding SCS, 3.8%, 3/15/2025	1,429,000	1,512,388
Actavis Funding SCS, 4.85%, 6/15/2044	1,653,000	1,818,226
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,598,276
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	985,020
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	6,108,562
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	4,529,000	4,553,361
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	1,416,000	1,503,924
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	3,782,000	3,799,496

		$23,742,957

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$2,622,000	$2,937,303

Retailers – 0.1%
Home Depot, Inc., 5.95%, 4/01/2041	$989,000	$1,360,042

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/2017	$2,069,000	$2,071,613

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$3,560,000	$3,708,150
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	2,493,000	2,762,866
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,388,041
Rogers Communications, Inc., 6.8%, 8/15/2018	5,026,000	5,508,360

		$13,367,417

Tobacco – 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$2,518,000	$2,599,752
Reynolds American, Inc., 4.45%, 6/12/2025	5,591,000	6,238,024

		$8,837,776

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,676,915

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$4,851	$5,116
Small Business Administration, 4.77%, 4/01/2024	319,704	340,813
Small Business Administration, 5.18%, 5/01/2024	526,678	566,326
Small Business Administration, 5.52%, 6/01/2024	26,171	28,399
Small Business Administration, 4.99%, 9/01/2024	435,847	468,709
Small Business Administration, 4.95%, 3/01/2025	14,533	15,698
Small Business Administration, 5.11%, 8/01/2025	1,424,842	1,545,402

		$2,970,463

U.S. Treasury Obligations – 11.7%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$967,267
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,077,116
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,781,347
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	837,434
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,693,035
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,410,671
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,973,600	28,311,799
U.S. Treasury Bonds, 2.875%, 5/15/2043	40,040,500	44,582,614

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$19,673,000	$20,330,826
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,443,563
U.S. Treasury Notes, 0.75%, 6/30/2017	8,509,000	8,518,292
U.S. Treasury Notes, 4.75%, 8/15/2017	1,507,000	1,560,217
U.S. Treasury Notes, 3.75%, 11/15/2018	17,568,000	18,655,020
U.S. Treasury Notes, 2.75%, 2/15/2019	51,407,000	53,736,354
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	35,738,364
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,922,585
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	27,475,176
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	18,692,647
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	33,338,514

		$310,072,841

Utilities – Electric Power – 1.0%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,106,921
Duke Energy Corp., 2.65%, 9/01/2026	397,000	389,563
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,578,349
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,264,439
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,560,309
Pacific Gas & Electric Co., 4.6%, 6/15/2043	2,940,000	3,401,715
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	980,567
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,105,084
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	4,077,692
Southern Co., 3.25%, 7/01/2026	3,913,000	4,052,870

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 1/02/2017	$891,821	$891,812

		$27,409,321

Total Bonds		$1,025,982,801

CONVERTIBLE PREFERRED STOCKS – 0.5%
Food & Beverages – 0.1%
Tyson Foods, Inc., 4.75%	54,050	$4,424,533

Pharmaceuticals – 0.1%
Allergan PLC, 5.5%	3,881	$3,188,746

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%	17,033	$1,429,239

Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%	113,626	$5,310,879

Total Convertible Preferred Stocks		$14,353,397

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.4% (v)	48,031,621	$48,031,621

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	546,036	$546,036

Total Investments		$2,651,209,736

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(1,099,963)

Net Assets – 100.0%		$2,650,109,773

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,861,182, representing 2.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

8

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/2016-2/04/2016	$834,291	$836,264
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.123%, 12/28/2040	3/01/06	2,429,302	1,765,050
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	37,257	7,708
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/14/16	3,425,000	3,443,493
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/2015	2,496,870	2,599,752
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,578,128	2,664,517
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,530,619	2,666,563
Total Restricted Securities			$13,983,347
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

10

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,434,339,762	$—	$—	$1,434,339,762
United Kingdom	36,887,730	—	—	36,887,730
Switzerland	26,283,817	—	—	26,283,817
Canada	16,843,346	—	—	16,843,346
France	11,232,174	—	—	11,232,174
Japan	—	10,127,961	—	10,127,961
Taiwan	9,145,768	—	—	9,145,768
Germany	8,644,279	—	—	8,644,279
South Korea	—	8,386,667	—	8,386,667
Other Countries	13,068,434	1,689,340	—	14,757,774
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	314,549,377	—	314,549,377
Non-U.S. Sovereign Debt	—	26,668,843	—	26,668,843
U.S. Corporate Bonds	—	236,072,045	—	236,072,045
Residential Mortgage-Backed Securities	—	308,096,201	—	308,096,201
Commercial Mortgage-Backed Securities	—	41,839,913	—	41,839,913
Asset-Backed Securities (including CDOs)	—	20,210,216	—	20,210,216
Foreign Bonds	—	78,546,206	—	78,546,206
Mutual Funds	48,571,657	—	—	48,571,657
Total Investments	$1,605,016,967	$1,046,186,769	$—	$2,651,203,736

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $64,420,021 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,220,414,951
Gross unrealized appreciation	464,466,080
Gross unrealized depreciation	(33,671,295)
Net unrealized appreciation (depreciation)	$430,794,785

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,384,515	341,675,139	(336,028,033)	48,031,621

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$403	$—	$107,576	$48,031,621

11

QUARTERLY REPORT

September 30, 2016

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 86.1%
Broadcasting – 0.3%
Grupo Televisa S.A., ADR	202,841	$5,210,985

Cable TV – 6.0%
Charter Communications, Inc., “A” (a)	189,866	$51,258,124
Comcast Corp., “A”	546,046	36,224,692
Liberty Global PLC LiLAC, “C” (a)	36,018	1,010,305
Liberty Global PLC, “C” (a)	223,072	7,370,299
NOS, SGPS, S.A.	361,344	2,458,631

		$98,322,051

Energy – Independent – 0.8%
Enable Midstream Partners LP	279,941	$4,269,100
Western Gas Equity Partners LP	192,107	8,162,626

		$12,431,726

Natural Gas – Distribution – 5.9%
China Gas Holdings Ltd.	594,000	$944,996
China Resources Gas Group Ltd.	5,774,000	19,835,858
Engie	1,129,689	17,499,999
Infraestructura Energetica Nova, S.A. de C.V	204,229	798,389
Sempra Energy	542,926	58,196,238

		$97,275,480

Natural Gas – Pipeline – 14.1%
Cheniere Energy, Inc. (a)	134,182	$5,850,335
Enbridge, Inc.	648,677	28,509,254
Energy Transfer Partners LP	807,145	29,864,365
Enterprise Products Partners LP	1,267,982	35,034,343
EQT GP Holdings LP	154,047	3,861,958
EQT Midstream Partners LP	259,122	19,742,505
JP Energy Partners LP	183,374	1,356,968
Plains All American Pipeline LP	143,571	4,509,565
Plains GP Holdings LP	1,011,001	13,082,353
SemGroup Corp., “A”	206,616	7,305,942
Shell Midstream Partners, L.P.	279,131	8,954,522
Sunoco Logistics Partners LP	892,822	25,365,073
Tallgrass Energy GP LP	319,877	7,693,042
TransCanada Corp.	169,400	8,045,515
Williams Cos., Inc.	508,751	15,633,918
Williams Partners LP	473,014	17,591,353

		$232,401,011

Telecommunications – Wireless – 5.3%
Advanced Info Service PLC	1,432,400	$6,614,257
American Tower Corp., REIT	224,779	25,474,204
Bharti Infratel Ltd.	332,138	1,827,546
KDDI Corp.	401,100	12,321,153
Mobile TeleSystems PJSC, ADR	1,201,032	9,163,874
SBA Communications Corp. (a)	161,968	18,166,331
Vodafone Group PLC	4,896,003	14,072,147

		$87,639,512

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 6.3%
Altice N.V. (a)	481,169	$8,632,119
Bezeq – The Israel Telecommunication Corp. Ltd.	4,620,823	8,718,930
BT Group PLC	2,488,765	12,550,019
Com Hem Holding AB	3,075,035	28,424,754
France Telecom S.A.	53,021	829,686
Frontier Communications Corp.	202,759	843,477
Hellenic Telecommunications Organization S.A.	1,203,342	10,543,872
PT XL Axiata Tbk (a)	30,933,500	6,415,140
Royal KPN N.V.	486,962	1,616,469
SFR Group S.A.	234,086	6,892,191
TDC A.S. (a)	2,236,296	13,152,102
Telus Corp.	155,195	5,120,920

		$103,739,679

Utilities – Electric Power – 46.7%
AES Corp.	2,800,561	$35,987,209
Ameren Corp.	435,563	21,420,988
American Electric Power Co., Inc.	536,548	34,451,747
Avangrid, Inc.	290,991	12,157,604
Calpine Corp. (a)	3,036,052	38,375,697
China Longyuan Power Group	11,725,000	9,600,557
CLP Holdings Ltd.	82,500	856,527
Covanta Holding Corp.	555,946	8,556,009
CPFL Energia S.A.	685,089	5,095,799
Dominion Resources, Inc.	136,252	10,119,436
DTE Energy Co.	209,018	19,578,716
Dynegy, Inc. (a)	1,997,151	24,744,701
Edison International	175,617	12,688,328
EDP Renovaveis S.A.	6,361,474	51,066,444
Enel S.p.A.	9,641,461	42,976,334
Energias de Portugal S.A.	11,012,113	36,975,276
Energias do Brasil S.A.	777,253	3,436,772
Enersis Chile S.A., ADR	309,789	1,471,498
Engie Brasil Energia S.A.	575,000	6,807,035
Exelon Corp.	2,175,213	72,412,841
FirstEnergy Corp.	496,336	16,418,795
Great Plains Energy, Inc.	252,080	6,879,263
Iberdrola S.A.	2,786,749	18,945,742
NextEra Energy Partners LP	536,487	15,005,541
NextEra Energy, Inc.	636,066	77,803,593
NorthWestern Corp.	101,726	5,852,297
NRG Energy, Inc.	1,621,530	18,177,351
NRG Yield, Inc., “A”	651,369	10,630,342
NRG Yield, Inc., “C”	588,307	9,977,687
NTPC Ltd.	729,465	1,625,386
PG&E Corp.	622,499	38,078,264
PPL Corp.	1,650,425	57,055,192
Public Service Enterprise Group, Inc.	259,849	10,879,878
Southern Co.	222,628	11,420,816
SSE PLC	963,008	19,571,811

		$767,101,476

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Water – 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	55,000	$510,570
SUEZ Environnement	531,753	8,777,976
Veolia Environnement S.A.	75,478	1,738,157

		$11,026,703

Total Common Stocks		$1,415,148,623

CONVERTIBLE PREFERRED STOCKS – 6.8%
Energy – Independent – 0.7%
Anadarko Petroleum Corp. 7.5% (l)	287,769	$11,985,579

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc., 1.544% (l)	132,836	$6,651,099

Telecommunications – Wireless – 0.5%
American Tower Corp., 5.5%	75,674	$8,293,114

Telephone Services – 0.8%
Frontier Communications Corp., 11.125%	163,528	$13,721,634

Utilities – Electric Power – 4.4%
Dominion Resources, Inc. , 6.375%	231,828	$11,535,761
Dynegy, Inc., 7%	60,241	4,879,521
Dynegy, Inc., 5.375%	203,514	9,314,836
Exelon Corp., 6.5%	796,277	37,217,987
NextEra Energy, Inc., 6.371%	151,093	8,920,531

		$71,868,636

Total Convertible Preferred Stocks		$112,520,062

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 1.9%
Utilities – Electric Power – 1.9%
Companhia Paranaense de Energia	397,100	$4,106,352
Dominion Resources, Inc., 6.75%	163,331	8,150,217
Great Plains Energy, Inc., 7% (a)	105,180	5,415,718
NextEra Energy, Inc., 6.123%	271,280	13,509,744

Total Preferred Stocks		$31,182,031

MONEY MARKET FUNDS – 5.4%
MFS Institutional Money Market Portfolio, 0.4%, (v)	88,773,866	$88,773,866

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	5,797,465	$5,797,465

Total Investments		$1,653,422,047

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(10,167,611)

Net Assets – 100.0%		$1,643,254,436

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	26,798,691	12/09/16	$30,252,317	$30,193,792	$58,525
SELL	EUR	UBS AG	15,448,125	12/09/16	17,436,298	17,405,233	31,065
SELL	GBP	Barclays Bank PLC	563,471	12/09/16	731,629	731,254	375
SELL	GBP	Merrill Lynch International	22,849,049	12/09/16	29,742,036	29,652,763	89,273

							$179,238

Liability Derivatives
SELL	CAD	Merrill Lynch International	32,341,400	12/09/16	$24,522,425	$24,663,240	$(140,815)
SELL	EUR	Barclays Bank PLC	853,764	12/09/16	961,663	961,926	(263)
SELL	EUR	BNP Paribas S.A.	1,445,094	12/09/16	1,626,193	1,628,171	(1,978)
SELL	EUR	Citibank N.A.	544,244	12/09/16	612,524	613,194	(670)
SELL	EUR	Deutsche Bank AG	53,497,884	12/15/16	60,214,811	60,294,723	(79,912)
SELL	EUR	Goldman Sachs International	15,024,359	12/09/16	16,887,124	16,927,781	(40,657)
SELL	EUR	JPMorgan Chase Bank N.A.	266,480	12/09/16	300,009	300,240	(231)
SELL	EUR	Merrill Lynch International	4,218,673	10/21/16	4,681,081	4,742,775	(61,694)
SELL	EUR	Morgan Stanley Capital Services, Inc.	3,161,249	10/21/16-12/09/16	3,512,887	3,554,980	(42,093)

							$(368,313)

At September 30, 2016, the fund had cash collateral of $800,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,115,089,713	$—	$—	$1,115,089,713
Portugal	90,500,351	—	—	90,500,351
United Kingdom	46,193,977	—	—	46,193,977
Italy	42,976,334	—	—	42,976,334
Canada	41,675,690	—	—	41,675,690
France	35,738,009	—	—	35,738,009
China	—	30,381,411	—	30,381,411
Sweden	28,424,754	—	—	28,424,754
Brazil	19,956,528	—	—	19,956,528
Other Countries	90,575,094	17,338,855	—	107,913,949
Mutual Funds	94,571,331	—	—	94,571,331
Total Investments	$1,605,701,781	$47,720,266	$—	$1,653,422,047

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(189,075)	$—	$(189,075)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $286,691,035 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,582,965,140
Gross unrealized appreciation	222,525,673
Gross unrealized depreciation	(152,068,766)
Net unrealized appreciation (depreciation)	$70,456,907

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,228,978	253,824,864	(196,279,976)	88,773,866

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$24	$—	$158,378	$88,773,866

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

United States	73.0%
Portugal	5.5%
United Kingdom	2.8%
Italy	2.6%
Canada	2.5%
France	2.2%
China	1.8%
Sweden	1.7%
Brazil	1.2%
Other Countries	6.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2016

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 5.8%
Honeywell International, Inc.	365,094	$42,566,307
Lockheed Martin Corp.	119,389	28,619,931
Northrop Grumman Corp.	99,945	21,383,233
Rockwell Collins, Inc.	80,328	6,774,864
United Technologies Corp.	301,701	30,652,822

		$129,997,157

Alcoholic Beverages – 1.1%
Diageo PLC	872,073	$24,986,097

Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	211,804	$5,348,051

Automotive – 1.3%
Delphi Automotive PLC	266,420	$19,001,074
Harley-Davidson, Inc.	200,137	10,525,205

		$29,526,279

Broadcasting – 2.8%
Interpublic Group of Companies, Inc.	196,632	$4,394,725
Omnicom Group, Inc.	397,242	33,765,570
Time Warner, Inc.	242,172	19,279,313
Walt Disney Co.	54,510	5,061,799

		$62,501,407

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	57,618	$20,884,220
Franklin Resources, Inc.	516,249	18,362,977
NASDAQ, Inc.	326,488	22,051,000

		$61,298,197

Business Services – 4.9%
Accenture PLC, “A”	511,038	$62,433,512
Amdocs Ltd.	78,340	4,531,969
Cognizant Technology Solutions Corp., “A” (a)	153,992	7,346,958
Equifax, Inc.	39,291	5,287,783
Fidelity National Information Services, Inc.	273,057	21,033,581
Fiserv, Inc. (a)	98,291	9,777,006

		$110,410,809

Cable TV – 1.3%
Comcast Corp., “A”	424,487	$28,160,468

Chemicals – 5.2%
3M Co.	261,795	$46,136,133
E.I. du Pont de Nemours & Co.	262,832	17,601,859
Monsanto Co.	83,255	8,508,661
PPG Industries, Inc.	421,097	43,524,586

		$115,771,239

Computer Software – 0.6%
Oracle Corp.	364,148	$14,303,733

Computer Software – Systems – 0.7%
International Business Machines Corp.	99,413	$15,791,755

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Stanley Black & Decker, Inc.	100,893	$12,407,821

Consumer Products – 1.1%
Coty, Inc. (a)	284,442	$6,599,054
Coty, Inc., “A”	75,060	1,763,910
Newell Brands, Inc.	84,785	4,464,778
Procter & Gamble Co.	126,875	11,387,031

		$24,214,773

Containers – 0.5%
Crown Holdings, Inc. (a)	205,714	$11,744,212

Electrical Equipment – 2.6%
Johnson Controls International PLC	1,026,743	$47,774,352
Pentair PLC	164,458	10,564,782

		$58,339,134

Electronics – 1.8%
Analog Devices, Inc.	78,676	$5,070,668
Texas Instruments, Inc.	488,737	34,299,563

		$39,370,231

Energy – Independent – 1.9%
EOG Resources, Inc.	237,799	$22,997,541
Occidental Petroleum Corp.	279,687	20,394,776

		$43,392,317

Energy – Integrated – 2.1%
Chevron Corp.	218,399	$22,477,625
Exxon Mobil Corp.	282,100	24,621,688

		$47,099,313

Food & Beverages – 4.8%
Archer Daniels Midland Co.	424,717	$17,910,316
Danone S.A.	182,608	13,549,007
General Mills, Inc.	439,839	28,096,915
J.M. Smucker Co.	94,731	12,839,840
Mead Johnson Nutrition Co., “A”	6,356	502,188
Nestle S.A.	448,833	35,366,100

		$108,264,366

Food & Drug Stores – 1.6%
CVS Health Corp.	393,116	$34,983,393

General Merchandise – 0.7%
Target Corp.	232,693	$15,981,355

Health Maintenance Organizations – 0.5%
Cigna Corp.	86,273	$11,243,097

Insurance – 7.7%
Aon PLC	318,920	$35,875,311
Chubb Ltd.	335,927	42,209,228
MetLife, Inc.	721,881	32,073,173
Prudential Financial, Inc.	227,780	18,598,237
Travelers Cos., Inc.	384,674	44,064,407

		$172,820,356

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.9%
Caterpillar, Inc.	62,020	$5,505,515
Deere & Co.	69,430	5,925,851
Eaton Corp. PLC	335,192	22,025,466
Illinois Tool Works, Inc.	172,014	20,614,158
Ingersoll-Rand Co. Ltd., “A”	165,920	11,272,605

		$65,343,595

Major Banks – 11.7%
Bank of New York Mellon Corp.	558,599	$22,276,928
Goldman Sachs Group, Inc.	237,870	38,361,295
JPMorgan Chase & Co.	1,472,709	98,067,692
PNC Financial Services Group, Inc.	236,078	21,268,267
State Street Corp.	255,341	17,779,394
Wells Fargo & Co.	1,424,538	63,078,543

		$260,832,119

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	193,787	$13,667,797
McKesson Corp.	74,432	12,411,536

		$26,079,333

Medical Equipment – 6.6%
Abbott Laboratories	633,669	$26,797,862
Danaher Corp.	319,644	25,056,893
Medtronic PLC	588,518	50,847,955
St. Jude Medical, Inc.	217,510	17,348,598
Thermo Fisher Scientific, Inc.	177,763	28,274,983

		$148,326,291

Oil Services – 1.4%
National Oilwell Varco, Inc.	150,876	$5,543,184
Schlumberger Ltd.	311,894	24,527,344

		$30,070,528

Other Banks & Diversified Financials – 4.3%
American Express Co.	291,013	$18,636,473
BB&T Corp.	117,770	4,442,284
Citigroup, Inc.	642,822	30,360,483
U.S. Bancorp	965,763	41,421,575

		$94,860,815

Pharmaceuticals – 8.0%
Johnson & Johnson	682,866	$80,666,961
Merck & Co., Inc.	554,768	34,623,071
Novartis AG	75,393	5,929,002

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc.	1,517,836	$51,409,105
Roche Holding AG	21,431	5,316,388

		$177,944,527

Printing & Publishing – 0.7%
Moody’s Corp.	101,695	$11,011,535
S&P Global, Inc.	39,477	4,996,209
Time, Inc.	22,490	325,655

		$16,333,399

Railroad & Shipping – 1.3%
Canadian National Railway Co.	182,668	$11,946,487
Union Pacific Corp.	168,358	16,419,956

		$28,366,443

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	41,330	$6,163,130

Telecommunications – Wireless – 0.2%
Vodafone Group PLC	1,539,545	$4,424,978

Telephone Services – 1.5%
Verizon Communications, Inc.	656,551	$34,127,521

Tobacco – 3.9%
Altria Group, Inc.	225,523	$14,259,819
Philip Morris International, Inc.	746,653	72,589,605

		$86,849,424

Trucking – 1.4%
United Parcel Service, Inc., “B”	286,874	$31,372,541

Utilities – Electric Power – 1.1%
Duke Energy Corp.	232,113	$18,578,325
Xcel Energy, Inc.	117,837	4,847,814

		$23,426,139

Total Common Stocks		$2,212,476,343

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.4% (v)	9,032,444	$9,032,444

Total Investments		$2,221,508,787

OTHER ASSETS, LESS LIABILITIES – 0.6%		13,294,654

Net Assets – 100.0%		$2,234,803,441

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,212,476,343	$—	$—	$2,212,476,343
Mutual Funds	9,032,444	—	—	9,032,444
Total Investments	$2,221,508,787	$—	$—	$2,221,508,787

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $89,571,572 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,436,880,651
Gross unrealized appreciation	797,769,962
Gross unrealized depreciation	(13,141,826)
Net unrealized appreciation (depreciation)	$784,628,136

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,597,492	223,118,788	(230,683,836)	9,032,444

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$167	$—	$56,120	$9,032,444

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.